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UNITED STATES

SECURITIES AND EXCHANGE COMMISSION

Washington, D.C. 20549

FORM N-CSR

CERTIFIED SHAREHOLDER REPORT OF REGISTERED MANAGEMENT

INVESTMENT COMPANIES

Investment Company Act file number:  811-05127

Advance Capital I, Inc.

(Exact name of registrant as specified in charter)

One Towne Square, Suite 444 Southfield, Michigan	48076
(Address of principal executive offices)	(Zip code)

Christopher M. Kostiz, President

Advance Capital I, Inc.

One Towne Square, Suite 444

Southfield, Michigan 48076

(Name and Address of agent for service)

Registrant’s telephone number, including area code:  (248) 350-8543

Date of fiscal year end:  December 31

Date of reporting period:  June 30, 2012

Form N-CSR is to be used by management investment companies to file reports with the Commission not later than 10 days after the transmission to stockholders of any report that is required to be transmitted to stockholders under Rule 30e-1 under the Investment Company Act of 1940(17 CFR 270.30e-1).  The Commission may use the information provided on Form N-CSR in its regulatory, disclosure review, inspection, and policymaking roles.

A registrant is required to disclose the information specified by Form N-CSR, and the Commission will make this information public.  A registrant is not required to respond to the collection of information contained in Form N-CSR unless the Form displays current valid Office of Management and Budget (“OMB”) control number.  Please direct comments concerning the accuracy of the information collection burden estimate and any suggestions for reducing the burden to Secretary, Securities and Exchange Commission, 450 Fifth Street, NW, Washington, DC 20549-0609.  The OMB has reviewed this collection of information under the clearance requirements of 44 U.S.C. 3507.

Item 1.  Report to Shareholders.

ADVANCE CAPITAL I

AN INVESTMENT COMPANY
WITH FOUR FUNDS

Semi-Annual Report

June 30, 2012

Table of Contents

1 A Letter to Our Shareholders

3 Financial Highlights

11 Equity Growth Fund

15 Balanced Fund

22 Retirement Income Fund

27 Core Equity Fund

29 Statements of Assets and Liabilities

30 Statements of Operations

31 Statements of Changes in Net Assets

33 Notes to Financial Statements

38 Additional Information

Advance Capital's Pledge:

We understand that investing in any mutual fund is a leap of faith. We recognize that trust, integrity and honesty are just a few of the attributes you should expect from any financial organization. Our commitment to you is to hold true to these standards by putting your interests first at all times. We will work hard each and every day to provide you with quality service as well as our best long-term investment advice. We pledge to maintain the highest standards of TRUST, INTEGRITY & HONESTY in all of our dealings with you.

Sincerely,
Advance Capital I, Inc. Board of Directors, Management and Staff

Dear Shareholders,

Six Month Review

After an encouraging start to the year, the mood quickly turned pessimistic in the second quarter amidst renewed concerns about Europe's sovereign debt troubles along with slowing global growth. Four years after the start of the credit crisis, the reverberations continue around the world with many issues still unresolved. Further, the current problems are expected to last for several more years. From Europe to the United States, the developed countries of the world are suffering from too much debt, not enough growth and a general unwillingness to take their medicine. For now, the decisions to cut expenses and raise revenues appear too difficult to implement. Until a concrete plan is put in place, the economies and capital markets around the world will twist and turn with every new nugget of data surrounding these issues.

On the economic front, the first part of the year brought slightly improved economic data along with better jobs numbers. In the first quarter, the annualized growth in Gross Domestic Product (GDP) came in at about 2.0 percent. Although still below the historical average, it was positive nonetheless and helped push the nation's unemployment rate down to 8.2 percent from 8.5 percent at the start of the year. By the second quarter, the data on new jobs had come in much lower than expected and GDP growth had slowed to 1.5 percent. Still, a bit of a renaissance in domestic manufacturing activity has helped fuel both growth and employment over the past few years and proved a bright spot in the economy during the first six months of the year. While employment has generally improved, the year-over-year growth in average hourly wages has stalled over the past few years and is barely keeping pace with inflation. Further, the long-term unemployment rate is estimated at about 15 percent as many individuals have given up trying to find viable employment.

Not surprising, the second quarter saw a negative print on retail sales and signaled that consumers are still watching their spending. The combination of weak employment, low wages, depressed housing values and general uncertainty has left consumers a bit exhausted. Since consumer spending makes up about 70 percent of economic growth, the pull back is concerning for the health of the economy and raises concerns about a possible recession. Still, since the depths of the credit crisis, consumers have shown remarkable resiliency to balance spending and debt reduction which has helped buoy economic growth. Further, the housing market has shown signs of life recently and, if sustained, could add some confidence and provide some additional capital for consumers.

On the international front, the Euro Zone and Japan remain in a deep debt and fiscal crisis. Many European countries are either in recession or are moving quickly toward it. The European Central Bank (ECB) has repeatedly attempted to stem the crisis through summits, bailouts and various new monetary tactics. Most of these have fallen short and don't really address the main problem, that many of these countries are uncompetitive and saddled with too much debt and a mountain of long-term liabilities. With Europe as our guide post, our country appears headed toward a similar fate if we continue down the same path. The good news is that we have time and perspective on our side. As the pressures mount, we are confident that politicians will eventually take the necessary steps to fix our structural issues. It won't be without pain and sacrifice, but it will set our country on a much better growth path for the future.

Capital Market Review

In this still somewhat uncertain environment, the capital markets turned in a solid performance through the first half of the year. Through June, the S&P 500 Index returned 9.49 percent while the Nasdaq Composite returned 13.32 percent. In the

1

S&P 500 Index, Wireless Services and Homebuilding turned in the best performance while Education Services and Coal produced the worst. In general, new cell phones and tablet computers as well as a bottoming in housing helped the gainers. While government spending cuts and a switch by electric utilities from coal to natural gas hurt the losers. In fixed income, investors' search for yield helped push prices higher for many investment grade and high yield bonds. Further, the very uncertain investment environment along with slowing economic growth led many investors to favor U.S. treasury securities.

For the six month period ended June 30th, the Advance Capital I Equity Growth Fund increased 7.08 percent as compared to the Morningstar Mid Cap Growth category which returned 7.55 percent. The Balanced Fund, with its 60-40 mix of stocks and bonds posted a 5.65 percent increase, compared to the Lipper Balanced Index which returned 5.74 percent. The Core Equity Fund increased 5.47 percent, compared to the Morningstar Large Value category which was up 7.01 percent. The Retirement Income Fund increased 3.46 percent, compared to the Morningstar Intermediate Bond average which returned 3.46 percent.

Remainder of the Year

While the economy has come a long way since the depths of the financial crisis and many positives are in place, the road back to prosperity will be long and arduous. As a nation, we must first address the massive debt holding back our economy. From the federal, state and individual perspective, there is too much of it and any attempt to fix the problem involves painful adjustments in taxes and spending. The looming fiscal cliff at the end of 2012 is just another reminder of the need to find a viable long-term solution to these debt related problems. Next, while the nation's unemployment rate has fallen over the past few years, it remains too high by historical standards and an obstacle to growth. While the rebound in manufacturing jobs is encouraging, our country needs to produce better paying, high skilled jobs in order for consumer spending to gain traction. Finally, the vast uncertainty surrounding Europe's debt related problems will continue to torment the world economies and markets. The right long-term solutions are less spending and possible debt restructuring. To date, the leaders are unwilling to make the harsh decisions necessary to lay the foundation for a better tomorrow.

As investors face these issues in the coming quarters, their sentiment is likely to ebb and flow with each new morsel of data. If growth improves, earnings remain solid and Europe finds some solutions to their problems, then the capital markets will respond positively. Conversely, if conditions deteriorate and growth softens, investors will run to safer assets. Reality is probably somewhere in between. While stock valuations are quite reasonable today compared to historical measures, they could get cheaper in a more volatile and uncertain environment. In bonds, U.S. treasury yields have fallen to historic lows and could remain there for an extended period of time. Unless inflation or growth accelerates, the risk of higher yields is minimal. We expect bonds to produce coupon type returns and stocks to fight through the uncertainty and provide solid returns for the remainder of the year.

As always, we remind investors to stay disciplined and focused on the long-term. We thank you for your continued confidence and look forward to providing you with services and results designed to meet or exceed your long-term investment objectives. If you have any questions or if we can be of service, please call. Our toll-free number is (800) 345-4783.

Christopher M. Kostiz
President
Advance Capital Management, Inc.

2

ADVANCE CAPITAL I - EQUITY GROWTH FUND (Retail Shares)
FINANCIAL HIGHLIGHTS

SELECTED PER-SHARE DATA AND RATIOS
(For a Share Outstanding Throughout Each Period)

	(Unaudited) Six months ended June 30,	Years ended December 31				
	2012	2011	2010	2009	2008	2007
Net asset value, beginning of year	$22.60	$23.60	$18.52	$12.87	$24.11	$24.87
Income (Loss) from investment operations[a]						
Net investment income (loss)	0.01	(0.04)	0.01	0.02	0.00	(0.03)
Net realized and unrealized gain (loss) on investments	1.59	(0.96)	5.08	5.66	(11.22)	3.05
Total from investment operations	1.60	(1.00)	5.09	5.68	(11.22)	3.02
Less distributions						
Net investment income	0.00	0.00	(0.01)	(0.03)	0.00	0.00
Net realized gain on investments	0.00	0.00	0.00	0.00	(0.02)	(3.78)
Total distributions	0.00	0.00	(0.01)	(0.03)	(0.02)	(3.78)
Net asset value, end of period	$24.20	$22.60	$23.60	$18.52	$12.87	$24.11
Total Return	7.08%[c]	(4.24%)	27.49%	44.14%	(46.53%)	12.05%
Ratios and Supplemental Data						
Net assets, end of period (in thousands)	$82,698	$85,669	$108,290	$98,960	$83,981	$220,726
Ratio of expenses to average net assets	1.09%[b]	1.08%	1.07%	1.13%	1.06%	1.01%
Ratio of net investment income (loss) to average net assets	0.04%[b]	(0.16%)	0.05%	0.12%	(0.02%)	(0.10%)
Portfolio turnover rate	18%[c]	107%	26%	27%	27%	33%

[a] Per share amounts presented are based on average shares outstanding.
[b] Annualized
[c] Not Annualized

See Notes to Financial Statements

3

ADVANCE CAPITAL I - BALANCED FUND (Retail Shares)
FINANCIAL HIGHLIGHTS

SELECTED PER-SHARE DATA AND RATIOS
(For a Share Outstanding Throughout Each Period)

	(Unaudited) Six months ended June 30, 2012	Years ended December 31 2011	2010	2009	2008	2007
Net asset value, beginning of year	$15.81	$15.83	$14.05	$11.80	$17.66	$18.38
Income (Loss) from investment operations[a]						
Net investment income	0.13	0.16	0.21	0.38	0.38	0.38
Net realized and unrealized gain (loss) on investments	0.76	0.07	1.89	2.25	(5.84)	0.72
Total from investment operations	0.89	0.23	2.10	2.63	(5.46)	1.10
Less distributions						
Net investment income	(0.14)	(0.25)	(0.32)	(0.38)	(0.39)	(0.38)
Net realized gain on investments	0.00	0.00	0.00	0.00	(0.01)	(1.44)
Total distributions	(0.14)	(0.25)	(0.32)	(0.38)	(0.40)	(1.82)
Net asset value, end of period	$16.56	$15.81	$15.83	$14.05	$11.80	$17.66
Total Return	5.65%[c]	1.46%	15.19%	22.79%	(31.33%)	6.00%
Ratios and Supplemental Data						
Net assets, end of period (in thousands)	$158,601	$157,806	$184,202	$189,125	$200,199	$400,214
Ratio of expenses to average net assets	1.07%[b]	1.06%	1.06%	1.12%	1.04%	0.97%
Ratio of net investment income to average net assets	1.54%[b]	1.02%	1.46%	3.03%	2.48%	1.97%
Portfolio turnover rate	26%[c]	86%	39%	48%	41%	36%

[a] Per share amounts presented are based on average shares outstanding.
[b] Annualized
[c] Not Annualized

4

See Notes to Financial Statements

ADVANCE CAPITAL I - RETIREMENT INCOME FUND (Retail Shares)
FINANCIAL HIGHLIGHTS

SELECTED PER-SHARE DATA AND RATIOS
(For a Share Outstanding Throughout Each Period)

	(Unaudited) Six months ended June 30, 2012	Years ended December 31 2011	2010	2009	2008	2007
Net asset value, beginning of year	$8.74	$8.49	$8.23	$7.46	$9.45	$9.68
Income (Loss) from investment operations[a]						
Net investment income	0.13	0.24	0.32	0.45	0.52	0.54
Net realized and unrealized gain (loss) on investments	0.17	0.34	0.36	0.79	(1.98)	(0.23)
Total from investment operations	0.30	0.58	0.68	1.24	(1.46)	0.31
Less distributions						
Net investment income	(0.16)	(0.33)	(0.42)	(0.47)	(0.53)	(0.54)
Total distributions	(0.16)	(0.33)	(0.42)	(0.47)	(0.53)	(0.54)
Net asset value, end of period	$8.88	$8.74	$8.49	$8.23	$7.46	$9.45
Total Return	3.46%[c]	6.97%	8.31%	17.13%	(16.03%)	3.33%
Ratios and Supplemental Data						
Net assets, end of period (in thousands)	$259,210	$262,938	$292,167	$319,349	$340,834	$406,932
Ratio of expenses to average net assets	0.87%[b]	0.85%	0.85%	0.91%	0.83%	0.78%
Ratio of net investment income to average net assets	2.98%[b]	2.80%	3.77%	5.81%	6.07%	5.69%
Portfolio turnover rate	34%[c]	55%	73%	58%	58%	51%

[a] Per share amounts presented are based on average shares outstanding.
[b] Annualized
[c] Not Annualized

See Notes to Financial Statements

5

ADVANCE CAPITAL I - CORE EQUITY FUND (Retail Shares)
FINANCIAL HIGHLIGHTS

SELECTED PER-SHARE DATA AND RATIOS
(For a Share Outstanding Throughout Each Period)

	(Unaudited) Six months ended June 30, 2012	Years ended December 31 2011	2010	2009	2008
Net asset value, beginning of year	$9.50	$9.79	$8.62	$6.51	$10.00
Income (Loss) from investment operations[a]					
Net investment income	0.04	0.05	0.05	0.05	0.06
Net realized and unrealized gain (loss) on investments	0.48	(0.29)	1.17	2.11	(3.49)
Total from investment operations	0.52	(0.24)	1.22	2.16	(3.43)
Less distributions					
Net investment income	0.00	(0.05)	(0.05)	(0.05)	(0.06)
Total distributions	0.00	(0.05)	(0.05)	(0.05)	(0.06)
Net asset value, end of period	$10.02	$9.50	$9.79	$8.62	$6.51
Total Return	5.47%[c]	(2.39%)	14.15%	33.19%	(34.35%)
Ratios and Supplemental Data					
Net assets, end of period (in thousands)	$10,431	$8,677	$10,671	$9,768	$8,469
Ratio of expenses to average net assets	1.41%[b,d]	1.40%[d]	1.40%[d]	1.44%[d]	1.39%[d]
Ratio of expenses to average net assets	1.30%[b,e]	1.29%[e]	1.28%[e]	1.31%[e]	1.28%[e]
Ratio of net investment income to average net assets	0.71%[b]	0.51%	0.54%	0.66%	0.66%
Portfolio turnover rate	25%[c]	36%	36%	33%	68%

[a] Per share amounts presented are based on average shares outstanding.
[b] Annualized
[c] Not Annualized
[d] Before waivers
[e] Net of waivers

6

See Notes to Financial Statements

ADVANCE CAPITAL I - EQUITY GROWTH FUND (Institutional Shares)
FINANCIAL HIGHLIGHTS

SELECTED PER-SHARE DATA AND RATIOS
(For a Share Outstanding Throughout Each Period)

	(Unaudited) Six months ended June 30, 2012	Periods ended December 31 2011	2010	2009	2008	2007[a]
Net asset value, beginning of period	$22.70	$23.63	$18.49	$12.81	$24.16	$27.28
Income (Loss) from investment operations[b]						
Net investment Income	0.04	0.03	0.06	0.06	0.06	0.02
Net realized and unrealized gain (loss) on investments	1.60	(0.96)	5.09	5.65	(11.39)	0.64
Total from investment operations	1.64	(0.93)	5.15	5.71	(11.33)	0.66
Less distributions						
Net investment income	0.00	0.00	(0.01)	(0.03)	0.00	0.00
Net realized gain on investments	0.00	0.00	0.00	0.00	(0.02)	(3.78)
Total distributions	0.00	0.00	(0.01)	(0.03)	(0.02)	(3.78)
Net asset value, end of period	$24.34	$22.70	$23.63	$18.49	$12.81	$24.16
Total Return	7.23%[d]	(3.94%)	27.86%	44.58%	(46.89%)	2.34%[d]
Ratios and Supplemental Data						
Net assets, end of period (in thousands)	$1,276	$1,203	$180	$141	$92	$118
Ratio of expenses to average net assets	0.84%[c]	0.83%	0.82%	0.88%	0.80%	0.77%[c]
Ratio of net investment income to average net assets	0.30%[c]	0.14%	0.31%	0.36%	0.31%	0.12%[c]
Portfolio turnover rate	18%[d]	107%	26%	27%	27%	33%

[a] For the period May 4, 2007, commencement of operations, to December 31, 2007.
[b] Per share amounts presented are based on average shares outstanding.
[c] Annualized
[d] Not Annualized

See Notes to Financial Statements

7

ADVANCE CAPITAL I - BALANCED FUND (Institutional Shares)
FINANCIAL HIGHLIGHTS

SELECTED PER-SHARE DATA AND RATIOS
(For a Share Outstanding Throughout Each Period)

	(Unaudited) Six months ended June 30, 2012	Periods ended December 31 2011	2010	2009	2008	2007[a]
Net asset value, beginning of period	$15.77	$15.79	$14.01	$11.77	$17.66	$19.43
Income (Loss) from investment operations[b]						
Net investment income	0.15	0.21	0.25	0.41	0.42	0.29
Net realized and unrealized gain (loss) on investments	0.75	0.07	1.89	2.24	(5.87)	(0.33)
Total from investment operations	0.90	0.28	2.14	2.65	(5.45)	(0.04)
Less distributions						
Net investment income	(0.16)	(0.30)	(0.36)	(0.41)	(0.43)	(0.29)
Net realized gain on investments	0.00	0.00	0.00	0.00	(0.01)	(1.44)
Total distributions	(0.16)	(0.30)	(0.36)	(0.41)	(0.44)	(1.73)
Net asset value, end of period	$16.51	$15.77	$15.79	$14.01	$11.77	$17.66
Total Return	5.73%[d]	1.71%	15.52%	23.06%	(31.33%)	(0.22%)[d]
Ratios and Supplemental Data						
Net assets, end of period (in thousands)	$587	$622	$157	$139	$117	$175
Ratio of expenses to average net assets	0.82%[c]	0.82%	0.81%	0.87%	0.79%	0.74%[c]
Ratio of net investment income to average net assets	1.78%[c]	1.31%	1.70%	3.24%	2.79%	2.25%[c]
Portfolio turnover rate	26%[d]	86%	39%	48%	41%	36%

[a] For the period May 4, 2007, commencement of operations, to December 31, 2007.
[b] Per share amounts presented are based on average shares outstanding.
[c] Annualized
[d] Not Annualized

8

See Notes to Financial Statements

ADVANCE CAPITAL I - RETIREMENT INCOME FUND (Institutional Shares)
FINANCIAL HIGHLIGHTS

SELECTED PER-SHARE DATA AND RATIOS
(For a Share Outstanding Throughout Each Period)

	(Unaudited) Six months ended June 30,	Periods ended December 31				
	2012	2011	2010	2009	2008	2007[a]
Net asset value, beginning of period	$8.74	$8.48	$8.23	$7.46	$9.45	$9.71
Income (Loss) from investment operations[b]						
Net investment income	0.14	0.26	0.36	0.47	0.55	0.36
Net realized and unrealized gain (loss) on investments	0.16	0.35	0.34	0.79	(1.99)	(0.25)
Total from investment operations	0.30	0.61	0.70	1.26	(1.44)	0.11
Less distributions						
Net investment income	(0.17)	(0.35)	(0.45)	(0.49)	(0.55)	(0.37)
Total distributions	(0.17)	(0.35)	(0.45)	(0.49)	(0.55)	(0.37)
Net asset value, end of period	$8.87	$8.74	$8.48	$8.23	$7.46	$9.45
Total Return	3.47%[d]	7.36%	8.45%	17.42%	(15.82%)	1.19%[d]
Ratios and Supplemental Data						
Net assets, end of period (in thousands)	$588	$579	$562	$1,664	$1,841	$3,508
Ratio of expenses to average net assets	0.62%[c]	0.60%	0.60%	0.66%	0.58%	0.56%[c]
Ratio of net investment income to average net assets	3.22%[c]	3.04%	4.24%	6.07%	6.26%	5.92%[c]
Portfolio turnover rate	34%[d]	55%	73%	58%	58%	51%

[a] For the period May 4, 2007, commencement of operations, to December 31, 2007.
[b] Per share amounts presented are based on average shares outstanding.
[c] Annualized
[d] Not Annualized

See Notes to Financial Statements

9

ADVANCE CAPITAL I - CORE EQUITY FUND (Institutional Shares)
FINANCIAL HIGHLIGHTS

SELECTED PER-SHARE DATA AND RATIOS
(For a Share Outstanding Throughout Each Period)

	(Unaudited) Six months ended June 30, 2012	Periods ended December 31 2011	2010	2009	2008
Net asset value, beginning of period	$9.61	$9.87	$8.67	$6.51	$10.00
Income (Loss) from investment operations[a]					
Net investment income	0.05	0.08	0.07	0.07	0.07
Net realized and unrealized gain (loss) on investments	0.48	(0.28)	1.18	2.14	(3.48)
Total from investment operations	0.53	(0.20)	1.25	2.21	(3.41)
Less distributions					
Net investment income	0.00	(0.06)	(0.05)	(0.05)	(0.08)
Total distributions	0.00	(0.06)	(0.05)	(0.05)	(0.08)
Net asset value, end of period	$10.14	$9.61	$9.87	$8.67	$6.51
Total Return	5.52%[c]	(2.07%)	14.41%	33.95%	(34.14%)
Ratios and Supplemental Data					
Net assets, end of period (in thousands)	$621	$588	$433	$379	$0
Ratio of expenses to average net assets	1.16%[b,d]	1.15%[d]	1.15%[d]	1.17%[d]	1.16%[d]
Ratio of expenses to average net assets	1.05%[b,e]	1.04%[e]	1.03%[e]	1.04%[e]	1.05%[e]
Ratio of net investment income to average net assets	0.95%[b]	0.77%	0.79%	0.89%	0.79%
Portfolio turnover rate	25%[c]	36%	36%	33%	68%

[a] Per share amounts presented are based on average shares outstanding.
[b] Annualized
[c] Not Annualized
[d] Before waivers
[e] Net of waivers

10

See Notes to Financial Statements

ADVANCE CAPITAL I - EQUITY GROWTH FUND
SUMMARY OF PORTFOLIO HOLDINGS (Unaudited)
JUNE 30, 2012

Energy 5.3%
Communications 4.7%
Consumer Cyclical 14.1%
Financial 14.5%
Industrial 15.3%
Basic Materials 3.5%
Technology 8.8%
Utilities 3.8%
Cash & Other Assets 7.7%
Consumer Non-Cyclical 22.3%

Top Ten Holdings*

Endo Health Solutions, Inc.	1.31%
Church & Dwight Co., Inc.	1.14%
Catalyst Health Solutions	1.01%
Tractor Supply Co.	0.99%
Waste Connections, Inc.	0.87%
Edwards Lifesciences Corp.	0.87%
Ingredion, Inc.	0.84%
Vertex Pharmaceuticals, Inc.	0.84%
Tupperware Brands Corp.	0.80%
World Fuel Services Corp.	0.76%

* Percentages based on Total Net Assets

11

ADVANCE CAPITAL I - EQUITY GROWTH FUND
PORTFOLIO OF INVESTMENTS (Unaudited)
JUNE 30, 2012

Common Stock	Shares	Value
BASIC MATERIALS - 3.5%		
Albemarle Corp.	6,800	$ 405,552
Ashland, Inc.	6,000	415,860
Carpenter Technology Corp.	5,200	248,768
Cliffs Natural Resources, Inc.	7,000	345,030
Compass Minerals	2,600	198,328
Intrepid Potash, Inc.*	4,000	91,040
NewMarket Corp.	800	173,280
Olin Corp.	6,100	127,429
Reliance Steel & Aluminum	5,700	287,850
RPM International, Inc.	10,000	272,000
Valspar Corp.	7,100	372,679
COMMUNICATIONS - 4.7%		
ADTRAN, Inc.	4,900	147,931
AMC Networks, Inc.*	2,200	78,210
Equinix, Inc.*	3,000	526,950
F5 Networks, Inc.*	5,350	532,646
FactSet Research Systems	4,200	390,348
John Wiley & Sons, Inc.	3,700	181,263
NetEase, Inc. - ADR*	6,000	353,100
NeuStar, Inc.*	7,700	257,180
Plantronics, Inc.	3,300	110,220
Polycom, Inc.*	14,000	147,280
Rackspace Hosting, Inc.*	8,100	355,914
Scholastic Corp.	2,900	81,606
TIBCO Software, Inc.*	12,700	379,984
tw telecom, Inc.*	11,500	295,090
ValueClick, Inc.*	6,300	103,257
CONSUMER, CYCLICAL - 14.1%		
Advance Auto Parts, Inc.	5,600	382,032
Alaska Air Group, Inc.*	5,600	201,040
American Eagle Outfitters	14,800	292,004
Arrow Electronics, Inc.*	8,800	288,728
Ascena Retail Group, Inc.*	10,000	186,200
Bally Technologies, Inc.*	3,400	158,644
Bed Bath & Beyond, Inc.*	8,800	543,840
Brinker International, Inc.	6,200	197,594
Cheesecake Factory, Inc.	4,300	137,428
Chico's FAS, Inc.	13,200	195,888
Coinstar, Inc.*	4,600	315,836
Copart, Inc.*	8,200	194,258
Dick's Sporting Goods, Inc.	7,500	360,000
Dollar Tree, Inc.*	4,500	242,100
Ezcorp, Inc.*	10,000	234,600
Fastenal Co.	7,800	314,418
First Cash Financial Services*	9,100	365,547
CONSUMER, CYCLICAL - 14.1% (continued)		
Foot Locker, Inc.	11,700	$ 357,786
Fossil, Inc.*	4,200	321,468
Guess? Inc.	5,300	160,961
Hanesbrands, Inc.*	7,700	213,521
Herman Miller, Inc.	4,400	81,488
HSN, Inc.	5,700	229,995
Life Time Fitness, Inc.*	3,400	158,134
LKQ Corp.*	11,300	377,025
Mohawk Industries, Inc.*	4,400	307,252
MSC Industrial Direct Co., Inc.	3,500	229,425
NVR, Inc.*	400	340,000
Panera Bread Co.*	2,300	320,712
PetSmart, Inc.	8,600	586,348
Polaris Industries, Inc.	5,200	371,696
PVH Corp.	5,300	412,287
Tempur-Pedic International*	1,800	42,102
Thor Industries, Inc.	3,400	93,194
Tractor Supply Co.	10,000	830,600
TRW Automotive Holdings*	16,400	602,864
Under Armour, Inc.*	2,800	264,544
Williams-Sonoma, Inc.	7,900	276,263
World Fuel Services Corp.	16,800	638,904
CONSUMER, NON-CYCLICAL - 22.3%		
Aaron's, Inc.	6,000	169,860
Alliance Data Systems Corp.*	3,800	513,000
AMERIGROUP Corp.*	3,800	250,458
Catalyst Health Solutions*	9,100	850,304
Church & Dwight Co., Inc.	17,300	959,631
Community Health Systems*	8,900	249,467
Cooper Cos., Inc.	3,600	287,136
Corrections Corp. of America	7,600	223,820
Covance, Inc.*	4,300	205,755
Edwards Lifesciences Corp.*	7,050	728,265
Endo Health Solutions, Inc.*	35,400	1,096,692
Flowers Foods, Inc.	8,600	199,778
Gartner, Inc.*	9,200	396,060
Gen-Probe, Inc.*	3,600	295,920
Global Payments, Inc.	8,000	345,840
Green Mountain Coffee*	10,000	217,800
Health Management Assoc.*	27,000	211,950
Henry Schein, Inc.*	6,900	541,581
Herbalife Ltd	8,400	405,972
Hill-Rom Holdings, Inc.	4,800	148,080
HMS Holdings Corp.*	6,600	219,846
Hologic, Inc.*	20,400	368,016

12

See Notes to Financial Statements

ADVANCE CAPITAL I - EQUITY GROWTH FUND
PORTFOLIO OF INVESTMENTS (Unaudited)
JUNE 30, 2012

Common Stock	Shares	Value
CONSUMER, NON-CYCLICAL - 22.3% (continued)		
IDEXX Laboratories, Inc.*	4,300	$ 413,359
Ingredion, Inc.	14,300	708,136
ITT Educational Services, Inc.*	1,500	91,125
Lincare Holdings, Inc.	6,900	234,738
Masimo Corp.*	4,800	107,424
Matthews International Corp.	2,200	71,478
MEDNAX, Inc.*	3,900	267,306
Monster Beverage Corp.*	8,700	619,440
Mylan, Inc.*	29,000	619,730
Perrigo Co.	4,400	518,892
Ralcorp Holdings, Inc.*	2,400	160,176
Regeneron Pharmaceuticals*	4,500	513,990
Rent-A-Center, Inc.	4,700	158,437
ResMed, Inc.	11,000	343,200
Rollins, Inc.	5,100	114,087
Scotts Miracle-Gro Co.	3,400	139,808
SEI Investments Co.	16,000	318,240
Service Corp International	16,900	209,053
Smithfield Foods, Inc.*	12,300	266,049
Sotheby's	5,300	176,808
Techne Corp.	2,900	215,180
Towers Watson & Co.	4,000	239,600
Tupperware Brands Corp.	12,300	673,548
United Rentals, Inc.*	6,300	214,452
United Therapeutics Corp.*	6,000	296,280
Universal Health Services	10,700	461,812
Valassis Communications, Inc.*	5,000	108,750
Vertex Pharmaceuticals, Inc.*	12,600	704,592
Western Union Co.	26,400	444,576
Wright Express Corp.*	7,300	450,556
ENERGY - 5.3%		
Atwood Oceanics, Inc.*	4,500	170,280
Cimarex Energy Co.	6,600	363,792
Dresser-Rand Group, Inc.*	5,800	258,332
Dril-Quip, Inc.*	2,600	170,534
Energen Corp.	5,700	257,241
Helmerich & Payne, Inc.	10,600	460,888
HollyFrontier Corp.	16,100	570,423
Northern Oil and Gas, Inc.*	5,000	79,700
Oceaneering International	10,000	478,600
Oil States International, Inc.*	9,500	628,900
Plains Exploration*	9,900	348,282
SM Energy Co.	4,900	240,639
Superior Energy Services*	12,500	252,875
Unit Corp.*	4,300	158,627

Common Stock	Shares	Value
FINANCIAL - 14.5%		
Affiliated Managers Group*	4,100	$ 448,745
Alexandria Real Estate	4,800	349,056
American Campus	5,900	265,382
American Financial Group	5,800	227,534
Arthur J Gallagher & Co.	12,400	434,868
BRE Properties, Inc.	5,800	290,116
Brown & Brown, Inc.	9,200	250,884
Camden Property Trust	6,000	406,020
CBOE Holdings, Inc.	6,900	190,992
Commerce Bancshares, Inc.	6,100	231,190
Cullen/Frost Bankers, Inc.	4,700	270,203
Duke Realty Corp.	20,400	298,656
East West Bancorp, Inc.	11,700	274,482
Eaton Vance Corp.	8,800	237,160
Essex Property Trust, Inc.	2,700	415,584
Everest Re Group Ltd	4,100	424,309
Federal Realty Investment	4,900	510,041
First Niagara Financial Group	27,200	208,080
Hancock Holding Co.	6,700	203,948
HCC Insurance Holdings, Inc.	8,000	251,200
Jones Lang LaSalle, Inc.	5,200	365,924
Liberty Property Trust	8,900	327,876
Macerich Co.	10,200	602,310
Mack-Cali Realty Corp.	6,900	200,583
New York Community	33,900	424,767
Prosperity Bancshares, Inc.	3,700	155,511
Raymond James Financial	8,500	291,040
Rayonier, Inc.	9,500	426,550
Realty Income Corp.	10,200	426,054
Reinsurance Group of America	8,100	431,001
Senior Housing Properties Trust	12,400	276,768
Signature Bank*	3,600	219,492
SL Green Realty Corp.	6,600	529,584
Taubman Centers, Inc.	4,500	347,220
UDR, Inc.	17,200	444,448
Waddell & Reed Financial, Inc.	6,700	202,876
WR Berkley Corp.	8,600	334,712
INDUSTRIAL - 15.3%		
AECOM Technology Corp.*	9,000	148,050
AGCO Corp.*	7,400	338,402
Alliant Techsystems, Inc.	2,600	131,482
AMETEK, Inc.	12,300	613,893
Aptargroup, Inc.	5,100	260,355
Avnet, Inc.*	11,200	345,632

See Notes to Financial Statements 13

ADVANCE CAPITAL I - EQUITY GROWTH FUND
PORTFOLIO OF INVESTMENTS (Unaudited)
JUNE 30, 2012

Common Stock	Shares		Value
INDUSTRIAL - 15.3% (continued)			
BE Aerospace, Inc.*	7,900	$	344,914
Carlisle Cos., Inc.	4,700		249,194
Clean Harbors, Inc.*	3,600		203,112
Darling International, Inc.*	29,900		493,051
Donaldson Co., Inc.	11,400		380,418
Energizer Holdings, Inc.	6,300		474,075
Esterline Technologies Corp.*	2,300		143,405
Gardner Denver, Inc.	3,900		206,349
Gentex Corp.	11,000		229,570
Graco, Inc.	4,600		211,968
Hubbell, Inc.	4,600		358,524
IDEX Corp.	6,600		257,268
JB Hunt Transport Services	5,400		321,840
Joy Global, Inc.	7,450		422,639
Kansas City Southern	8,500		591,260
KBR, Inc.	11,300		279,223
Kennametal, Inc.	6,100		202,215
Kirby Corp.*	4,400		207,152
Landstar System, Inc.	3,700		191,364
Lennox International, Inc.	4,000		186,520
Lincoln Electric Holdings, Inc.	6,400		280,256
Mettler-Toledo International*	2,400		374,040
Mine Safety Appliances Co.	2,500		100,600
National Instruments Corp.	7,300		196,078
Packaging Corp of America	7,700		217,448
Regal-Beloit Corp.	3,300		205,458
Rock-Tenn Co.	5,500		300,025
Silgan Holdings, Inc.	3,800		162,222
SPX Corp.	4,000		261,280
Tech Data Corp.*	3,300		158,961
Timken Co.	6,400		293,056
Trimble Navigation Ltd*	9,600		441,696
Trinity Industries, Inc.	6,200		154,876
Triumph Group, Inc.	3,300		185,691
UTi Worldwide, Inc.	8,100		118,341
Valmont Industries, Inc.	1,700		205,649
Wabtec Corp.	3,800		296,438
Waste Connections, Inc.	24,400		730,048
Woodward, Inc.	4,600		181,424
Zebra Technologies Corp.*	5,200		178,672

Common Stock and Short-Term Investments	Shares		Value
TECHNOLOGY - 8.8%			
ACI Worldwide, Inc.*	3,000	$	132,630
ANSYS, Inc.	7,200		454,392
Atmel Corp.*	34,500		231,495
Cadence Design Systems*	21,000		230,790
Cerner Corp.*	6,100		504,226
Cree, Inc.*	9,100		233,597
Cypress Semiconductor Corp.	12,000		158,640
Informatica Corp.*	14,200		601,512
Jack Henry & Associates, Inc.	6,600		227,832
Lam Research Corp.*	9,200		347,208
MICROS Systems, Inc.*	6,100		312,320
MSCI, Inc.*	9,300		316,386
NCR Corp.*	20,300		461,419
NXP Semiconductor*	18,200		422,786
Quest Software, Inc.*	4,400		122,364
Rovi Corp.*	8,200		160,884
Skyworks Solutions, Inc.*	14,500		396,140
Solera Holdings, Inc.	14,400		601,776
Synopsys, Inc.*	11,200		329,616
Teradata Corp.*	8,750		630,088
VeriFone Systems, Inc.*	16,100		532,749
UTILITIES - 3.8%			
Alliant Energy Corp.	8,600		391,902
Aqua America, Inc.	14,500		361,920
National Fuel Gas Co.	9,300		436,914
NV Energy, Inc.	23,000		404,340
OGE Energy Corp.	9,100		471,289
Questar Corp.	17,800		371,308
UGI Corp.	11,600		341,387
Westar Energy, Inc.	12,600		377,370
TOTAL COMMON STOCK - 92.3%			
(Cost $66,377,581)			77,485,267
SHORT-TERM INVESTMENTS - 6.6%			
Fifth Third Inst. Money Market Fund, 0.10% Yield			
(Cost $5,522,395)			5,522,395
TOTAL INVESTMENTS IN SECURITIES - 98.9%			
(Cost $71,899,976)			83,007,662
OTHER ASSETS LESS LIABILITIES - 1.1%			965,445
TOTAL NET ASSETS - 100.0%		$	83,973,107

* Securities are non-income producing

ADR - American Depository Receipt

14

See Notes to Financial Statements

ADVANCE CAPITAL I - BALANCED FUND
SUMMARY OF PORTFOLIO HOLDINGS (Unaudited)
JUNE 30, 2012

Mortgage-Backed 10.8%
Investment Grade 28.7%
Cash & Other Assets 3.6%
Large-Cap Stocks 39.3%
Mid-Cap Stocks 17.6%

Top Equity Holdings*

Exxon Mobil Corp.	1.12%
Chevron Corp.	0.99%
AT&T, Inc.	0.94%
Johnson & Johnson	0.93%
Apple, Inc.	0.90%

Top Fixed Income Holdings*

Roche Holdings, Inc. 6.000% 2019	1.95%
Consumers Energy Co. 6.700% 2019	1.62%
Michigan Bell Telephone Co. 7.850% 2022	1.61%
Total Capital 2.300% 2016	1.30%
Barrick Gold Corp. 6.950% 2019	1.17%

* Percentages based on Total Net Assets

15

ADVANCE CAPITAL I - BALANCED FUND
PORTFOLIO OF INVESTMENTS (Unaudited)
JUNE 30, 2012

Common Stock	Shares	Value
BASIC MATERIALS - 1.3%		
Air Products & Chemicals	2,000	$ 161,460
Albemarle Corp.	2,400	143,136
Ashland, Inc.	2,200	152,482
Carpenter Technology Corp.	1,800	86,112
Cliffs Natural Resources, Inc.	2,700	133,083
Compass Minerals	900	68,652
Freeport-McMoRan Copper	12,300	419,061
Intrepid Potash, Inc.*	1,400	31,864
NewMarket Corp.	300	64,980
Olin Corp.	2,200	45,958
PPG Industries, Inc.	4,500	477,540
Reliance Steel & Aluminum	2,000	101,000
RPM International, Inc.	3,500	95,200
Valspar Corp.	2,500	131,225
COMMUNICATIONS - 4.7%		
ADTRAN, Inc.	1,800	54,342
AMC Networks, Inc.*	800	28,440
AT&T, Inc.	41,800	1,490,588
Cisco Systems, Inc.	54,700	939,199
Comcast Corp.	30,700	981,479
Corning, Inc.	25,600	331,008
Equinix, Inc.*	1,100	193,215
F5 Networks, Inc.*	1,950	194,142
FactSet Research Systems	1,500	139,410
John Wiley & Sons, Inc.	1,400	68,586
NetEase, Inc. - ADR*	2,200	129,470
NeuStar, Inc.*	2,700	90,180
Plantronics, Inc.	1,200	40,080
Polycom, Inc.*	5,100	53,652
Rackspace Hosting, Inc.*	2,900	127,426
Scholastic Corp.	1,100	30,954
TIBCO Software, Inc.*	4,500	134,640
Time Warner, Inc.	17,200	662,200
tw telecom, Inc.*	4,000	102,640
ValueClick, Inc.*	2,300	37,697
Verizon Communications, Inc.	19,200	853,248
Walt Disney Co.	16,000	776,000
CONSUMER, CYCLICAL - 6.9%		
Advance Auto Parts, Inc.	2,000	136,440
Alaska Air Group, Inc.*	2,100	75,390
American Eagle Outfitters	5,200	102,596
Arrow Electronics, Inc.*	3,200	104,992
Ascena Retail Group, Inc.*	3,900	72,618
Bally Technologies, Inc.*	1,200	55,992
Bed Bath & Beyond, Inc.*	3,100	191,580

Common Stock	Shares	Value
CONSUMER, CYCLICAL - 6.9% (continued)		
Brinker International, Inc.	2,300	$ 73,301
Cheesecake Factory, Inc.	1,600	51,136
Chico's FAS, Inc.	4,900	72,716
Coinstar, Inc.*	1,700	116,722
Copart, Inc.*	3,000	71,070
Costco Wholesale Corp.	3,700	351,500
CVS Caremark Corp.	13,900	649,547
Darden Restaurants, Inc.	3,500	177,205
Dick's Sporting Goods, Inc.	2,700	129,600
Dollar Tree, Inc.*	1,800	96,840
Ezcorp, Inc.*	3,700	86,802
Fastenal Co.	2,850	114,884
First Cash Financial Services*	3,350	134,570
Foot Locker, Inc.	4,200	128,436
Fossil, Inc.*	1,600	122,464
Guess? Inc.	1,900	57,703
Hanesbrands, Inc.*	2,800	77,644
Herman Miller, Inc.	1,600	29,632
Home Depot, Inc.	9,200	487,508
HSN, Inc.	2,100	84,735
Johnson Controls, Inc.	11,600	321,436
Kohl's Corp.	8,900	404,861
Life Time Fitness, Inc.*	1,300	60,463
LKQ Corp.*	4,000	133,460
Lowe's Cos., Inc.	15,100	429,444
Mattel, Inc.	5,600	181,664
McDonald's Corp.	8,700	770,211
Mohawk Industries, Inc.*	1,500	104,745
MSC Industrial Direct Co., Inc.	1,200	78,660
NIKE, Inc.	2,900	254,562
NVR, Inc.*	100	85,000
Panera Bread Co.*	800	111,552
PetSmart, Inc.	3,100	211,358
Polaris Industries, Inc.	1,800	128,664
PVH Corp.	1,900	147,801
Target Corp.	17,700	1,029,963
Tempur-Pedic International*	600	14,034
Thor Industries, Inc.	1,400	38,374
TJX Cos., Inc.	11,400	489,402
Tractor Supply Co.	3,700	307,322
TRW Automotive Holdings*	6,100	224,236
Under Armour, Inc.*	1,000	94,480
Walgreen Co.	10,200	301,716
Wal-Mart Stores, Inc.	11,600	808,752
Williams-Sonoma, Inc.	2,900	101,413
World Fuel Services Corp.	6,150	233,885

16

See Notes to Financial Statements

ADVANCE CAPITAL I - BALANCED FUND
PORTFOLIO OF INVESTMENTS (Unaudited)
JUNE 30, 2012

Common Stock	Shares		Value
CONSUMER, NON-CYCLICAL - 12.0%			
Aaron's, Inc.	2,200	$	62,282
Aetna, Inc.	10,700		414,839
Alliance Data Systems Corp.*	1,300		175,500
AMERIGROUP Corp.*	1,400		92,274
AmerisourceBergen Corp.	12,400		487,940
Amgen, Inc.	4,400		320,804
Automatic Data Processing	5,800		322,828
Becton Dickinson and Co.	4,300		321,425
Cardinal Health, Inc.	12,300		516,600
Catalyst Health Solutions*	3,450		322,368
Church & Dwight Co., Inc.	6,050		335,594
Coca-Cola Co.	9,100		711,529
Community Health Systems*	3,200		89,696
Cooper Cos., Inc.	1,300		103,688
Corrections Corp. of America	2,700		79,515
Covance, Inc.*	1,600		76,560
Covidien PLC	10,700		572,450
Edwards Lifesciences Corp.*	2,700		278,910
Eli Lilly & Co.	7,300		313,243
Endo Health Solutions, Inc.*	12,900		399,642
Flowers Foods, Inc.	3,000		69,690
Gartner, Inc.*	3,200		137,760
Gen-Probe, Inc.*	1,300		106,860
Global Payments, Inc.	2,800		121,044
Green Mountain Coffee*	3,600		78,408
Health Management Assoc.*	10,000		78,500
Henry Schein, Inc.*	2,500		196,225
Herbalife Ltd	3,200		154,656
Hill-Rom Holdings, Inc.	1,700		52,445
HMS Holdings Corp.*	2,400		79,944
Hologic, Inc.*	7,400		133,496
IDEXX Laboratories, Inc.*	1,600		153,808
Ingredion, Inc.	5,200		257,504
ITT Educational Services, Inc.*	600		36,450
Johnson & Johnson	22,000		1,486,320
Kimberly-Clark Corp.	5,900		494,243
Kraft Foods, Inc.	13,200		509,784
Lincare Holdings, Inc.	2,500		85,050
Masimo Corp.*	1,800		40,284
Matthews International Corp.	800		25,992
MEDNAX, Inc.*	1,400		95,956
Medtronic, Inc.	16,600		642,918
Merck & Co., Inc.	16,500		688,875
Monster Beverage Corp.*	3,100		220,720
Mylan, Inc.*	10,500		224,385

Common Stock	Shares		Value
CONSUMER, NON-CYCLICAL - 12.0% (continued)			
PepsiCo., Inc.	12,600	$	890,316
Perrigo Co.	1,700		200,481
Pfizer, Inc.	36,500		839,500
Procter & Gamble Co.	10,800		661,500
Ralcorp Holdings, Inc.*	900		60,066
Regeneron Pharmaceuticals*	1,600		182,752
Rent-A-Center, Inc.	1,700		57,307
ResMed, Inc.	3,900		121,680
Reynolds American, Inc.	12,300		551,901
Rollins, Inc.	1,900		42,503
Scotts Miracle-Gro Co.	1,300		53,456
SEI Investments Co.	5,800		115,362
Service Corp International	6,000		74,220
Smithfield Foods, Inc.*	4,300		93,009
Sotheby's	2,000		66,720
Stryker Corp.	8,700		479,370
Techne Corp.	1,100		81,620
Teva Pharmaceutical Industries - ADR	8,100		319,464
Towers Watson & Co.	1,500		89,850
Tupperware Brands Corp.	4,450		243,682
United Rentals, Inc.*	2,200		74,888
United Therapeutics Corp.*	2,100		103,698
UnitedHealth Group, Inc.	14,000		819,000
Universal Health Services	3,800		164,008
Valassis Communications, Inc.*	1,800		39,150
Vertex Pharmaceuticals, Inc.*	4,400		246,048
Western Union Co.	9,700		163,348
Wright Express Corp.*	2,700		166,644
ENERGY - 5.9%			
Apache Corp.*	9,500		834,955
Atwood Oceanics, Inc.*	1,600		60,544
Baker Hughes, Inc.	7,900		324,690
Chevron Corp.	14,900		1,571,950
Cimarex Energy Co.	2,400		132,288
Devon Energy Corp.	10,000		579,900
Dresser-Rand Group, Inc.*	2,100		93,534
Dril-Quip, Inc.*	900		59,031
Energen Corp.	2,100		94,773
Exxon Mobil Corp.	20,900		1,788,413
Helmerich & Payne, Inc.	3,900		169,572
HollyFrontier Corp.	5,800		205,494
Marathon Oil Corp.	26,900		687,833
Marathon Petroleum Corp.	7,900		354,868
National Oilwell Varco, Inc.	14,900		960,156
Northern Oil and Gas, Inc.*	1,800		28,692
Oceaneering International	3,500		167,510

See Notes to Financial Statements

17

ADVANCE CAPITAL I - BALANCED FUND
PORTFOLIO OF INVESTMENTS (Unaudited)
JUNE 30, 2012

Common Stock	Shares	Value
ENERGY - 5.9% (continued)		
Oil States International, Inc.*	3,400	$ 225,080
Peabody Energy Corp.	18,300	448,716
Plains Exploration*	3,600	126,648
SM Energy Co.	1,700	83,487
Superior Energy Services*	4,600	93,058
Unit Corp.*	1,600	59,024
Valero Energy Corp.	10,000	241,500
FINANCIAL - 9.2%		
ACE Ltd	9,200	681,996
Affiliated Managers Group*	1,400	153,230
Aflac, Inc.	11,300	481,267
Alexandria Real Estate	1,700	123,624
Allstate Corp.	10,000	350,900
American Campus	2,200	98,956
American Express Co.	16,700	972,107
American Financial Group	2,100	82,383
Arthur J Gallagher & Co.	4,400	154,308
Bank of New York Mellon	30,000	658,500
BlackRock, Inc.	3,200	543,424
BRE Properties, Inc.	2,100	105,042
Brown & Brown, Inc.	3,300	89,991
Camden Property Trust	2,100	142,107
Capital One Financial Corp.	6,600	360,756
CBOE Holdings, Inc.	2,500	69,200
Commerce Bancshares, Inc.	2,200	83,380
Cullen/Frost Bankers, Inc.	1,700	97,733
Duke Realty Corp.	7,500	109,800
East West Bancorp, Inc.	4,300	100,878
Eaton Vance Corp.	3,100	83,545
Essex Property Trust, Inc.	900	138,528
Everest Re Group Ltd	1,400	144,886
Federal Realty Investment	1,700	176,953
First Niagara Financial Group	9,800	74,970
Franklin Resources, Inc.	5,600	621,544
Hancock Holding Co.	2,500	76,100
HCC Insurance Holdings, Inc.	2,800	87,920
Jones Lang LaSalle, Inc.	1,900	133,703
Liberty Property Trust	3,100	114,204
Macerich Co.	3,700	218,485
Mack-Cali Realty Corp.	2,500	72,675
New York Community	12,300	154,119
Northern Trust Corp.	10,800	497,016
NYSE Euronext	14,500	370,910
PNC Financial Services Group	8,000	488,880
Prosperity Bancshares, Inc.	1,400	58,842
Raymond James Financial	3,000	102,720

Common Stock	Shares	Value
FINANCIAL - 9.2% (continued)		
Rayonier, Inc.	3,400	$ 152,660
Realty Income Corp.	3,600	150,372
Reinsurance Group of America	2,900	154,309
Senior Housing Properties Trust	4,400	98,208
Signature Bank*	1,300	79,261
SL Green Realty Corp.	2,300	184,552
Taubman Centers, Inc.	1,600	123,456
Toronto-Dominion Bank	8,200	641,486
Travelers Cos., Inc.	10,400	663,936
UDR, Inc.	6,200	160,208
Unum Group	15,700	300,341
US Bancorp	21,700	697,872
Visa, Inc.	5,900	729,417
Waddell & Reed Financial, Inc.	2,500	75,700
Wells Fargo & Co.	38,900	1,300,816
WR Berkley Corp.	3,100	120,652
INDUSTRIAL - 7.8%		
3M Co.	3,900	349,440
AECOM Technology Corp.*	3,200	52,640
AGCO Corp.*	2,600	118,898
Alliant Techsystems, Inc.	900	45,513
AMETEK, Inc.	4,300	214,613
Aptargroup, Inc.	1,800	91,890
Avnet, Inc.*	4,100	126,526
BE Aerospace, Inc.*	2,800	122,248
Carlisle Cos., Inc.	1,700	90,134
Caterpillar, Inc.	12,800	1,086,848
Clean Harbors, Inc.*	1,300	73,346
CSX Corp.	22,700	507,572
Cummins, Inc.	4,500	436,095
Danaher Corp.	10,000	520,800
Darling International, Inc.*	11,100	183,039
Donaldson Co., Inc.	4,000	133,480
Emerson Electric Co.	6,700	312,086
Energizer Holdings, Inc.	2,300	173,075
Esterline Technologies Corp.*	800	49,880
FedEx Corp.	7,100	650,431
Gardner Denver, Inc.	1,400	74,074
General Dynamics Corp.	4,800	316,608
General Electric Co.	64,000	1,333,760
Gentex Corp.	3,900	81,393
Graco, Inc.	1,600	73,728
Hubbell, Inc.	1,700	132,498
IDEX Corp.	2,400	93,552
Illinois Tool Works, Inc.	9,500	502,455
JB Hunt Transport Services	1,900	113,240

18
See Notes to Financial Statements

ADVANCE CAPITAL I - BALANCED FUND
PORTFOLIO OF INVESTMENTS (Unaudited)
JUNE 30, 2012

Common Stock	Shares	Value
INDUSTRIAL - 7.8% (continued)		
Joy Global, Inc.	2,800	$ 158,844
Kansas City Southern	3,100	215,636
KBR, Inc.	4,000	98,840
Kennametal, Inc.	2,200	72,930
Kirby Corp.*	1,600	75,328
Landstar System, Inc.	1,400	72,408
Lennox International, Inc.	1,500	69,945
Lincoln Electric Holdings, Inc.	2,300	100,717
Mettler-Toledo International*	800	124,680
Mine Safety Appliances Co.	900	36,216
National Instruments Corp.	2,700	72,522
Packaging Corp of America	2,900	81,896
Raytheon Co.	11,600	656,444
Regal-Beloit Corp.	1,200	74,712
Rock-Tenn Co.	2,000	109,100
Silgan Holdings, Inc.	1,400	59,766
SPX Corp.	1,500	97,980
Tech Data Corp.*	1,200	57,804
Timken Co.	2,300	105,317
Trimble Navigation Ltd*	3,500	161,035
Trinity Industries, Inc.	2,200	54,956
Triumph Group, Inc.	1,200	67,524
United Parcel Service, Inc.	5,300	417,428
United Technologies, Corp.	8,500	642,005
UTi Worldwide, Inc.	3,000	43,830
Valmont Industries, Inc.	600	72,582
Wabtec Corp.	1,400	109,214
Waste Connections, Inc.	8,900	266,288
Woodward, Inc.	1,700	67,048
Zebra Technologies Corp.*	1,900	65,284
TECHNOLOGY - 7.0%		
Accenture PLC	5,800	348,522
ACI Worldwide, Inc.*	1,100	48,631
ANSYS, Inc.	2,600	164,086
Apple,Inc.	2,450	1,430,800
Applied Materials, Inc.	11,800	135,051
Atmel Corp.*	12,200	81,862
CA, Inc.	12,500	338,625
Cadence Design Systems*	7,400	81,326
Cerner Corp.*	2,300	190,118

Common Stock	Shares	Value
TECHNOLOGY - 7.0% (continued)		
Cree, Inc.*	3,400	$ 87,277
Cypress Semiconductor Corp.	4,300	56,845
Fidelity National	6,400	218,112
Informatica Corp.*	5,100	216,036
Intel Corp.	36,900	983,385
International Business Mach.	6,400	1,251,712
Jack Henry & Associates, Inc.	2,300	79,396
Lam Research Corp.*	3,200	120,768
MICROS Systems, Inc.*	2,200	112,640
Microsoft Corp.	44,000	1,345,960
MSCI, Inc.*	3,300	112,266
NCR Corp.*	7,400	168,202
NXP Semiconductor*	6,700	155,641
Oracle Corp.	23,400	694,980
QUALCOMM, Inc.	11,200	623,616
Quest Software, Inc.*	1,600	44,496
Rovi Corp.*	2,900	56,898
Skyworks Solutions, Inc.*	5,300	144,796
Solera Holdings, Inc.	5,250	219,398
Synopsys, Inc.*	3,900	114,777
Teradata Corp.*	3,300	237,633
Texas Instruments, Inc.	16,100	461,909
VeriFone Systems, Inc.*	5,800	191,922
Xerox Corp.	65,900	518,633
UTILITIES - 2.1%		
Alliant Energy Corp.	3,100	141,267
American Electric Power Co.	12,800	510,720
Aqua America, Inc.	5,300	132,288
Exelon Corp.	11,800	443,916
National Fuel Gas Co.	3,300	155,034
NextEra Energy, Inc.	9,600	660,576
NV Energy, Inc.	8,100	142,398
OGE Energy Corp.	3,200	165,728
PPL Corp.	21,500	597,915
Questar Corp.	6,300	131,418
UGI Corp.	4,100	120,663
Westar Energy, Inc.	4,400	131,780
TOTAL COMMON STOCK - 56.9%		
(Cost $78,965,663)		$ 90,500,684

* Securities are non-income producing

ADR - American Depository Receipt

See Notes to Financial Statements

19

ADVANCE CAPITAL I - BALANCED FUND
PORTFOLIO OF INVESTMENTS (Unaudited)
JUNE 30, 2012

Fixed Income Securities	Coupon	Maturity	Principal Amount	Value
BASIC MATERIALS - 1.2%				
Barrick Gold Corp.	6.950	04/01/2019	$ 1,500,000	$ 1,866,237
COMMUNICATIONS - 3.2%				
Comcast Corp.	5.650	06/15/2035	1,500,000	1,679,033
Michigan Bell Telephone Co.	7.850	01/15/2022	2,000,000	2,568,330
Verizon New Jersey, Inc.	8.000	06/01/2022	650,000	864,039
CONSUMER, NON-CYCLICAL - 5.3%				
Amgen, Inc.	3.625	05/15/2022	1,000,000	1,034,085
Express Scripts Holding Co.*	4.750	11/15/2021	1,000,000	1,106,579
Gilead Sciences, Inc.	4.500	04/01/2021	1,000,000	1,111,267
Kellogg Co.	3.125	05/17/2022	1,000,000	1,016,582
Roche Holdings, Inc.*	6.000	03/01/2019	2,500,000	3,109,610
SABMiller Holdings, Inc.*	3.750	01/15/2022	1,000,000	1,063,453
ENERGY - 4.9%				
Kinder Morgan Energy Partners	6.850	02/15/2020	1,000,000	1,200,627
ONEOK, Inc.	4.250	02/01/2022	1,000,000	1,047,258
Phillips 66*	4.300	04/01/2022	1,000,000	1,051,967
Shell International Finance	4.300	09/22/2019	1,000,000	1,160,323
Total Capital	2.300	03/15/2016	2,000,000	2,076,234
TransCanada PipeLines Ltd	7.125	01/15/2019	1,000,000	1,279,734
FINANCIAL - 4.3%				
Berkshire Hathaway, Inc.	3.400	01/31/2022	1,000,000	1,048,334
General Electric Capital Corp.	4.625	01/07/2021	1,000,000	1,099,902
MetLife, Inc.	4.750	02/08/2021	1,000,000	1,113,219
Nationsbank Corp.	10.200	07/15/2015	1,250,000	1,414,979
PNC Funding Corp.	5.250	11/15/2015	1,000,000	1,101,546
Toyota Motor Credit Corp.	3.300	01/12/2022	1,000,000	1,050,063
INDUSTRIAL - 2.4%				
Burlington Northern Santa Fe	5.750	03/15/2018	1,000,000	1,188,932
Clark Equipment Co.	8.000	05/01/2023	500,000	615,124
Lockheed Martin Corp.	3.350	09/15/2021	1,000,000	1,033,609
URS Corp.*	5.000	04/01/2022	1,000,000	987,766
MORTGAGE SECURITIES - 10.8%				
Fannie Mae Pool	7.000	04/01/2033	371,285	436,862
Fannie Mae Pool	6.000	10/01/2036	786,595	866,826
Freddie Mac Gold Pool	6.500	06/01/2024	263,897	295,164
Freddie Mac Gold Pool	7.000	10/01/2031	520,417	624,041
Freddie Mac Gold Pool	6.500	02/01/2032	533,913	609,963
Freddie Mac Gold Pool	6.500	08/01/2032	279,313	318,167
Freddie Mac Gold Pool	6.500	12/01/2032	517,507	592,825
Freddie Mac Gold Pool	6.500	04/01/2033	223,486	254,575
Freddie Mac Gold Pool	5.500	03/01/2034	773,413	852,440
Freddie Mac Gold Pool	5.500	06/01/2035	883,997	967,706
Freddie Mac Gold Pool	5.000	07/01/2035	1,054,144	1,136,295
Freddie Mac Gold Pool	5.000	09/01/2035	590,215	636,211

20

See Notes to Financial Statements

ADVANCE CAPITAL I - BALANCED FUND
PORTFOLIO OF INVESTMENTS (Unaudited)
JUNE 30, 2012

Fixed Income Securities and Short-Term Investments	Coupon	Maturity	Principal Amount	Value
MORTGAGE SECURITIES - 10.8% (continued)				
Freddie Mac Gold Pool	5.500	11/01/2035	$ 973,211	$ 1,064,151
Freddie Mac Gold Pool	6.000	02/01/2036	859,415	947,790
Freddie Mac Gold Pool	5.000	01/01/2037	795,121	857,086
Freddie Mac Gold Pool	6.000	05/01/2037	734,332	805,905
Freddie Mac Gold Pool	6.000	08/01/2037	552,942	606,836
Freddie Mac Gold Pool	5.500	01/01/2038	858,605	935,884
Freddie Mac Gold Pool	5.500	05/01/2038	1,082,269	1,176,635
Freddie Mac Gold Pool	5.500	01/01/2039	988,178	1,082,987
Freddie Mac Gold Pool	6.000	09/01/2039	1,643,036	1,822,689
MASTR Asset Securitization	6.250	05/25/2036	258,859	201,424
TECHNOLOGY - 1.4%				
Hewlett-Packard, Co.	4.300	06/01/2021	1,000,000	1,030,580
Oracle Corp.	5.750	04/15/2018	1,000,000	1,213,295
UTILITIES - 6.0%				
Commonwealth Edison Co.	5.800	03/15/2018	1,000,000	1,208,257
Consumers Energy Co.	6.700	09/15/2019	2,000,000	2,571,160
Duke Energy Indiana, Inc.	3.750	07/15/2020	1,000,000	1,093,449
Entergy Texas, Inc.	7.125	02/01/2019	1,000,000	1,223,644
Michigan Consolidated Gas Co.	8.250	05/01/2014	1,050,000	1,178,601
South Carolina Electric & Gas	6.500	11/01/2018	1,000,000	1,254,410
United Utilities PLC	5.375	02/01/2019	1,000,000	1,065,875
TOTAL FIXED-INCOME SECURITIES - 39.5%				
(Cost $59,422,360)				62,820,565
SHORT-TERM INVESTMENTS - 2.3%				
Fifth Third Institutional Money Market Fund, 0.10% Yield				
(Cost $3,724,394)				3,724,394
TOTAL INVESTMENTS IN SECURITIES - 98.7%				
(Cost $142,112,417)				157,045,643
OTHER ASSETS LESS LIABILITIES - 1.3%				2,141,850
TOTAL NET ASSETS - 100.0%				$ 159,187,493

* Security exempt from registration under Rule 144A of the Securities Act of 1933. These securities are considered liquid and may be resold in transactions exempt from registration. At June 30, 2012, the aggregate market value of these securities amounted to $7,319,375 or 4.6% of net assets.

See Notes to Financial Statements

21

ADVANCE CAPITAL I - RETIREMENT INCOME FUND
SUMMARY OF PORTFOLIO HOLDINGS (Unaudited)
JUNE 30, 2012

High Yield 9.1%
Mortgage-Backed 30.2%
Investment Grade 53.7%
Common Stock 4.8%
Cash & Other Assets 2.2%

Top Ten Holdings*

Freddie Mac Gold Pool 5.500% 2038	1.66%
Consumers Energy Co. 6.700% 2019	1.48%
Michigan Bell Telephone Co. 7.850% 2022	1.48%
Freddie Mac Gold Pool 5.500% 2035	1.48%
Roche Holdings, Inc. 6.000% 2019	1.44%
Freddie Mac Gold Pool 6.000% 2039	1.43%
Freddie Mac Gold Pool 5.500% 2038	1.38%
Duke Energy Corp. 5.050% 2019	1.35%
Shell International Finance 4.300% 2019	1.34%
UnitedHealth Group, Inc. 4.700% 2021	1.33%

* Percentages based on Total Net Assets

22

ADVANCE CAPITAL I - RETIREMENT INCOME FUND
PORTFOLIO OF INVESTMENTS (Unaudited)
JUNE 30, 2012

Fixed Income Securities	Coupon	Maturity	Principal Amount	Value
BASIC MATERIALS - 3.8%				
ArcelorMittal	6.500	02/25/2022	$ 3,000,000	$ 2,938,224
Barrick Gold Corp.	6.950	04/01/2019	2,500,000	3,110,395
Newmont Mining Corp.	5.125	10/01/2019	2,500,000	2,824,160
Steel Dynamics, Inc.	6.750	04/01/2015	1,025,000	1,040,375
COMMUNICATIONS - 9.4%				
Cisco Systems, Inc.	4.450	01/15/2020	2,000,000	2,309,106
Comcast Corp.	5.650	06/15/2035	2,500,000	2,798,388
Cricket Communications, Inc.	7.750	05/15/2016	3,000,000	3,183,750
GTE Corp.	8.750	11/01/2021	1,500,000	2,105,582
Michigan Bell Telephone Co.	7.850	01/15/2022	3,000,000	3,852,495
News America, Inc.	8.500	02/23/2025	2,300,000	2,890,803
TW, Inc.	9.150	02/01/2023	2,000,000	2,779,602
Verizon New Jersey, Inc.	8.000	06/01/2022	1,000,000	1,329,291
Virgin Media Finance PLC	5.250	02/15/2022	3,000,000	3,067,500
CONSUMER, CYCLICAL - 1.0%				
Wynn Las Vegas LLC*	5.375	03/15/2022	2,500,000	2,512,500
CONSUMER, NON-CYCLICAL - 12.1%				
Amgen, Inc.	3.625	05/15/2022	2,000,000	2,068,170
Apria Healthcare Group, Inc.	11.250	11/01/2014	3,000,000	3,105,000
Cardinal Health, Inc.	3.200	06/15/2022	2,000,000	2,025,486
Express Scripts Holding Co.*	4.750	11/15/2021	3,000,000	3,319,737
Gilead Sciences, Inc.	4.500	04/01/2021	3,000,000	3,333,801
Kellogg Co.	3.125	05/17/2022	2,000,000	2,033,164
Pfizer, Inc.	6.200	03/15/2019	2,500,000	3,133,375
Roche Holdings, Inc.*	6.000	03/01/2019	3,000,000	3,731,532
SABMiller Holdings, Inc.*	3.750	01/15/2022	2,000,000	2,126,906
UnitedHealth Group, Inc.	4.700	02/15/2021	3,000,000	3,458,178
WellPoint, Inc.	3.125	05/15/2022	3,000,000	3,024,045
ENERGY - 10.0%				
Husky Energy, Inc.	6.200	09/15/2017	2,575,000	3,043,045
Kinder Morgan Energy Partners	6.850	02/15/2020	2,000,000	2,401,254
Marathon Petroleum Corp.	5.125	03/01/2021	2,000,000	2,239,212
ONEOK, Inc.	4.250	02/01/2022	2,000,000	2,094,516
Peabody Energy Corp.*	6.000	11/15/2018	2,000,000	1,990,000
Phillips 66*	4.300	04/01/2022	2,000,000	2,103,934
Shell International Finance	4.300	09/22/2019	3,000,000	3,480,969
Total Capital	4.450	06/24/2020	3,000,000	3,427,299

See Notes to Financial Statements

23

ADVANCE CAPITAL I - RETIREMENT INCOME FUND
PORTFOLIO OF INVESTMENTS (Unaudited)
JUNE 30, 2012

Fixed Income Securities	Coupon	Maturity	Principal Amount	Value
ENERGY - 10.0% (continued)				
TransCanada PipeLines Ltd	7.125	01/15/2019	$ 2,000,000	$ 2,559,468
Ultramar Diamond Shamrock	7.200	10/15/2017	2,250,000	2,682,394
FINANCIAL - 10.9%				
Bank of America Corp.	7.750	08/15/2015	1,160,000	1,262,821
Berkshire Hathaway, Inc.	3.400	01/31/2022	2,000,000	2,096,668
BlackRock, Inc.	3.375	06/01/2022	2,000,000	2,029,456
Fairfax Financial Holdings Ltd*	5.800	05/15/2021	2,500,000	2,447,353
General Electric Capital Corp.	4.625	01/07/2021	3,000,000	3,299,706
Icahn Enterprises LP	7.750	01/15/2016	3,000,000	3,153,750
MetLife, Inc.	4.750	02/08/2021	3,000,000	3,339,657
National Rural Utilities	3.050	02/15/2022	2,000,000	2,074,338
Nationsbank Corp.	10.200	07/15/2015	2,000,000	2,263,966
PNC Funding Corp.	5.250	11/15/2015	3,001,000	3,305,740
Toyota Motor Credit Corp.	3.300	01/12/2022	3,000,000	3,150,189
GOVERNMENT - 0.9%				
Province of Ontario Canada	4.400	04/14/2020	2,000,000	2,325,066
INDUSTRIAL - 3.3%				
Case New Holland, Inc.	7.875	12/01/2017	2,500,000	2,887,500
Clark Equipment Co.	8.000	05/01/2023	500,000	615,124
Lockheed Martin Corp.	3.350	09/15/2021	2,000,000	2,067,218
URS Corp.*	5.000	04/01/2022	3,000,000	2,963,298
MORTGAGE SECURITIES - 30.2%				
Fannie Mae Pool	7.000	02/01/2032	680,925	806,101
Fannie Mae Pool	7.000	03/01/2032	719,122	850,145
Fannie Mae Pool	7.000	04/01/2033	580,727	683,297
Fannie Mae Pool	6.000	10/01/2036	2,133,130	2,350,707
Fannie Mae Pool	6.000	07/01/2037	2,369,462	2,611,144
Freddie Mac Gold Pool	6.500	06/01/2024	615,760	688,716
Freddie Mac Gold Pool	7.000	10/01/2031	888,135	1,064,977
Freddie Mac Gold Pool	6.500	02/01/2032	855,097	976,896
Freddie Mac Gold Pool	7.000	05/01/2032	1,141,872	1,321,301
Freddie Mac Gold Pool	6.500	08/01/2032	372,417	424,222
Freddie Mac Gold Pool	6.500	04/01/2033	670,459	763,724
Freddie Mac Gold Pool	7.000	09/01/2033	246,785	285,078
Freddie Mac Gold Pool	5.500	03/01/2034	2,320,238	2,557,320
Freddie Mac Gold Pool	5.500	04/01/2034	2,524,051	2,766,215
Freddie Mac Gold Pool	5.000	06/01/2034	1,084,521	1,173,444

24

See Notes to Financial Statements

ADVANCE CAPITAL I - RETIREMENT INCOME FUND
PORTFOLIO OF INVESTMENTS (Unaudited)
JUNE 30, 2012

Fixed Income Securities	Coupon	Maturity	Principal Amount	Value
MORTGAGE SECURITIES - 30.2% (continued)				
Freddie Mac Gold Pool	5.500	12/01/2034	$ 2,530,978	$ 2,770,642
Freddie Mac Gold Pool	5.500	01/01/2035	1,946,758	2,131,102
Freddie Mac Gold Pool	5.500	06/01/2035	3,513,889	3,846,630
Freddie Mac Gold Pool	5.000	07/01/2035	3,136,079	3,380,476
Freddie Mac Gold Pool	5.000	08/01/2035	2,133,614	2,322,225
Freddie Mac Gold Pool	5.000	09/01/2035	2,360,859	2,544,843
Freddie Mac Gold Pool	5.000	10/01/2035	2,297,671	2,476,731
Freddie Mac Gold Pool	5.000	11/01/2035	1,604,682	1,729,737
Freddie Mac Gold Pool	5.500	11/01/2035	2,919,634	3,192,453
Freddie Mac Gold Pool	6.000	02/01/2036	2,363,391	2,606,423
Freddie Mac Gold Pool	6.000	07/01/2036	2,139,950	2,351,869
Freddie Mac Gold Pool	5.000	01/01/2037	2,385,363	2,571,257
Freddie Mac Gold Pool	6.000	05/01/2037	2,202,995	2,417,715
Freddie Mac Gold Pool	6.000	08/01/2037	2,150,993	2,360,646
Freddie Mac Gold Pool	5.500	12/01/2037	1,050,007	1,148,451
Freddie Mac Gold Pool	5.500	01/01/2038	2,289,612	2,495,690
Freddie Mac Gold Pool	5.500	05/01/2038	3,976,531	4,323,257
Freddie Mac Gold Pool	5.500	05/01/2038	3,303,173	3,591,186
Freddie Mac Gold Pool	6.500	10/01/2038	1,415,936	1,610,246
Freddie Mac Gold Pool	5.500	01/01/2039	2,964,535	3,248,961
Freddie Mac Gold Pool	5.000	05/01/2039	2,107,741	2,268,377
Freddie Mac Gold Pool	6.000	09/01/2039	3,356,676	3,723,704
TECHNOLOGY - 2.1%				
Hewlett-Packard, Co.	4.300	06/01/2021	3,000,000	3,091,740
Oracle Corp.	5.750	04/15/2018	2,000,000	2,426,590
UTILITIES - 9.3%				
Calpine Corp.*	7.500	02/15/2021	2,000,000	2,160,000
Commonwealth Edison Co.	6.150	09/15/2017	2,155,000	2,609,358
Consumers Energy Co.	6.700	09/15/2019	3,000,000	3,856,740
Dominion Resources, Inc.	4.450	03/15/2021	2,500,000	2,843,158
Duke Energy Corp.	5.050	09/15/2019	3,000,000	3,498,606
Entergy Gulf States Louisiana	6.000	05/01/2018	1,000,000	1,164,289
Entergy Texas, Inc.	7.125	02/01/2019	2,000,000	2,447,288
Sempra Energy	6.500	06/01/2016	2,000,000	2,352,856
United Utilities PLC	5.375	02/01/2019	3,000,000	3,197,631
TOTAL FIXED INCOME SECURITIES - 93.0%				
(Cost $230,169,802)				241,489,670

See Notes to Financial Statements

25

ADVANCE CAPITAL I - RETIREMENT INCOME FUND
PORTFOLIO OF INVESTMENTS (Unaudited)
JUNE 30, 2012

Common Stock and Short-Term Investments	Shares	Value
COMMON STOCK		
COMMUNICATIONS - 0.5%		
AT&T, Inc.	38,500	$1,372,910
CONSUMER, NON-CYCLICAL - 3.8%		
Altria Group, Inc.	40,800	1,409,640
Johnson & Johnson	21,000	1,418,760
Kimberly-Clark Corp.	16,500	1,382,205
Kraft Foods, Inc.	34,000	1,313,080
Merck & Co., Inc.	35,000	1,461,250
PepsiCo., Inc.	19,100	1,349,606
Procter & Gamble Co.	21,000	1,286,250
ENERGY - 0.5%		
Exxon Mobil Corp.	16,303	1,395,048
TOTAL COMMON STOCK - 4.8%		
(Cost $10,226,485)		12,388,749
SHORT-TERM INVESTMENTS - 0.1%		
Fifth Third Institutional Money Market Fund, 0.10% Yield		
(Cost $465,219)		465,219
TOTAL INVESTMENTS IN SECURITIES - 97.9%		
(Cost $240,861,506)		254,343,638
OTHER ASSETS LESS LIABILITIES - 2.1%		5,454,079
TOTAL NET ASSETS - 100.0%		$259,797,717

* Security exempt from registration under Rule 144A of the Securities Act of 1933. These securities are considered liquid and may be resold in transactions exempt from registration. At June 30, 2012, the aggregate market value of these securities amounted to $21,251,326 or 8.2% of net assets.

26

See Notes to Financial Statements

ADVANCE CAPITAL I - CORE EQUITY FUND
SUMMARY OF PORTFOLIO HOLDINGS (Unaudited)
JUNE 30, 2012

Technology 16.0%
Industrial 6.3%
Basic Materials 2.7%
Consumer Cyclical 7.5%
Cash & Other Assets 2.9%
Financial 17.0%
Consumer Non-Cyclical 18.5%
Communications 15.6%
Energy 13.5%

Top Ten Holdings*

Cisco Systems, Inc.	4.51%
Vodafone Group PLC - ADR	3.81%
EMC Corp.	3.78%
JPMorgan Chase & Co.	3.68%
Capital One Financial Corp.	3.42%
Johnson & Johnson	3.26%
Pfizer, Inc.	3.18%
Oracle Corp.	3.16%
Berkshire Hathaway, Inc.	3.14%
Chevron Corp.	3.09%

* Percentages based on Total Net Assets

27

ADVANCE CAPITAL I - CORE EQUITY FUND
PORTFOLIO OF INVESTMENTS (Unaudited)
JUNE 30, 2012

Common Stock	Shares		Value
BASIC MATERIALS - 2.7%			
Freeport-McMoRan Copper	8,829	$	300,804
COMMUNICATIONS - 15.6%			
Cisco Systems, Inc.	29,021		498,291
Google, Inc.*	379		219,847
Liberty Media Corp.*	3,109		273,312
Symantec Corp.*	21,035		307,321
Vodafone Group PLC - ADR	14,930		420,727
CONSUMER, CYCLICAL - 7.5%			
CVS Caremark Corp.	5,215		243,697
Lear Corp.	6,530		246,377
Visteon Corp.*	4,603		172,613
Wal-Mart Stores, Inc.	2,424		169,001
CONSUMER, NON-CYCLICAL - 18.5%			
Amgen, Inc.	3,004		219,022
Bristol-Myers Squibb Co.	6,219		223,573
Forest Laboratories, Inc.*	7,045		246,505
Gilead Sciences, Inc.*	3,780		193,838
Johnson & Johnson	5,332		360,230
Eli Lilly & Co.	5,313		227,981
Altria Group, Inc.	6,542		226,026
Pfizer, Inc.	15,300		351,900
ENERGY - 13.5%			
Apache Corp.*	3,296		289,685
ConocoPhillips	5,270		294,488
Chevron Corp.	3,238		341,609
Devon Energy Corp.	2,964		171,882
Occidental Petroleum Corp.	2,766		237,240
Phillips 66	4,777		158,787

Common Stock and Short-Term Investments	Shares		Value
FINANCIAL - 17.0%			
Bank of America Corp.	28,270	$	231,249
Berkshire Hathaway, Inc.*	4,170		347,486
Citigroup, Inc.	7,656		209,851
Capital One Financial Corp.	6,921		378,302
JPMorgan Chase & Co.	11,390		406,965
Loews Corp.	7,401		302,775
INDUSTRIAL - 6.3%			
Fluor Corp.	4,630		228,444
L-3 Communications	3,178		235,204
Northrop Grumman Corp.	3,669		234,046
TECHNOLOGY - 16.0%			
Dell, Inc.	23,397		292,696
EMC Corp.*	16,291		417,538
Marvell Technology Group	23,655		266,828
Microsoft Corp.	10,660		326,089
NVIDIA, Corp.*	8,220		113,600
Oracle Corp.	11,746		348,857
TOTAL COMMON STOCK - 97.1%			
(Cost $10,495,241)			10,734,686
SHORT-TERM INVESTMENTS - 3.0%			
Fifth Third Inst. Money Market Fund, 0.10% Yield			
(Cost $325,278)			325,278
TOTAL INVESTMENTS IN SECURITIES - 100.1%			
(Cost $10,820,519)			11,059,964
LIABILITIES IN EXCESS OF OTHER ASSETS - (0.1)%			(7,487)
TOTAL NET ASSETS - 100.0%		$	11,052,477

* Securities are non-income producing

28

See Notes to Financial Statements

ADVANCE CAPITAL I, INC.
STATEMENTS OF ASSETS AND LIABILITIES (Unaudited)
JUNE 30, 2012

	EQUITY GROWTH FUND	BALANCED FUND	RETIREMENT INCOME FUND	CORE EQUITY FUND
ASSETS				
Investments in securities at value (Cost $71,899,976;$142,112,417; $240,861,506;$10,820,519, respectively)	$ 83,007,662	$ 157,045,643	$ 254,343,638	$ 11,059,964
Cash	255	0	0	0
Receivables				
Capital shares receivable	0	0	15,000	0
Dividends and interest	67,413	848,902	2,706,489	20,471
Securities sold	182,579	2,297,648	7,926,169	0
Notes receivable from adviser	765,097	804,391	26,578	0
Prepaid expenses	11,048	13,832	17,428	4,490
Total assets	84,034,054	161,010,416	265,035,302	11,084,925
LIABILITIES				
Capital shares payable	45,375	79,246	271,313	29,935
Distributions payable	0	4,618	20,654	0
Securities purchased	0	1,713,533	4,902,725	0
Accounts payable and accrued expenses	15,572	25,526	42,893	2,513
Total liabilities	60,947	1,822,923	5,237,585	32,448
Net assets	$ 83,973,107	$ 159,187,493	$ 259,797,717	$ 11,052,477
NET ASSETS				
Retail shares				
Net assets	82,697,506	158,600,668	259,209,917	10,431,353
Number of shares outstanding (Note 6)	3,417,701	9,579,842	29,203,628	1,041,053
Net asset value	$ 24.20	$ 16.56	$ 8.88	$ 10.02
Institutional shares				
Net assets	1,275,601	586,825	587,800	621,124
Number of shares outstanding (Note 6)	52,413	35,536	66,234	61,261
Net asset value	$ 24.34	$ 16.51	$ 8.87	$ 10.14
Net assets consist of				
Paid-in capital	76,640,426	180,855,395	308,504,480	11,670,429
Accumulated undistributed net investment income	20,776	0	0	38,360
Accumulated undistributed net realized loss on investments	(3,795,781)	(36,601,128)	(62,188,895)	(895,757)
Net unrealized appreciation in value of investments	11,107,686	14,933,226	13,482,132	239,445
Net assets	$ 83,973,107	$ 159,187,493	$ 259,797,717	$ 11,052,477

See Notes to Financial Statements

29

ADVANCE CAPITAL I, INC.
STATEMENTS OF OPERATIONS (Unaudited)
SIX MONTHS ENDED JUNE 30, 2012

	EQUITY GROWTH FUND	BALANCED FUND	RETIREMENT INCOME FUND	CORE EQUITY FUND
INVESTMENT INCOME				
Interest	$ 518	$ 1,102,262	$ 4,575,073	$ 245
Interest from adviser	28,841	30,323	1,002	0
Dividends	479,845	992,768	463,901	106,190
Total investment income	509,204	2,125,353	5,039,976	106,435
EXPENSES				
Investment advisory fees	313,703	566,017	651,849	42,036
Distribution fees - Retail Class	110,417	201,341	325,199	12,358
Transfer agent and shareholder reporting costs	35,054	58,383	97,333	9,750
Custodian fees	8,669	10,599	9,756	4,491
Directors fees and expenses	7,469	13,311	21,313	862
Professional fees	7,108	13,411	21,783	949
Registration and filing fees	4,234	4,712	5,344	3,359
Other operating expenses	1,774	3,179	5,235	182
Total expenses	488,428	870,953	1,137,812	73,987
Less: Waiver from adviser	0	0	0	(5,912)
Net expenses	488,428	870,953	1,137,812	68,075
NET INVESTMENT INCOME	20,776	1,254,400	3,902,164	38,360
NET REALIZED AND UNREALIZED GAIN (LOSS) ON INVESTMENTS				
Net realized gain on investments	3,534,001	5,033,238	6,530,260	418,923
Net change in unrealized gain (loss) on investments	2,783,958	2,606,750	(1,598,123)	21,325
NET GAIN ON INVESTMENTS	6,317,959	7,639,988	4,932,137	440,248
NET INCREASE IN NET ASSETS RESULTING FROM OPERATIONS	$ 6,338,735	$ 8,894,388	$ 8,834,301	$ 478,608

30

See Notes to Financial Statements

ADVANCE CAPITAL I, INC.
STATEMENTS OF CHANGES IN NET ASSETS

	EQUITY GROWTH FUND		BALANCED FUND	
	(Unaudited) Six months ended June 30, **2012**	Year ended December 31, **2011**	(Unaudited) Six months ended June 30, **2012**	Year ended December 31, **2011**
INCREASE (DECREASE) IN NET ASSETS				
Operations:				
Net investment income (loss)	$ 20,776	$ (160,471)	$ 1,254,400	$ 1,770,490
Net realized gain on investments	3,534,001	11,550,277	5,033,238	16,381,279
Net change in unrealized gain (loss) on investments	2,783,958	(15,088,451)	2,606,750	(15,283,901)
Net increase (decrease) in net assets resulting from operations	6,338,735	(3,698,645)	8,894,388	2,867,868
Distributions to Shareholders:				
Net investment income				
Retail shares	0	0	(1,408,561)	(2,729,621)
Institutional shares	0	0	(6,429)	(7,974)
Total distributions to shareholders	0	0	(1,414,990)	(2,737,595)
Share Transactions:				
Retail shares				
Net proceeds from sale of shares	1,200,497	3,503,763	4,697,351	14,391,419
Reinvestment of distributions	0	0	1,380,561	2,678,364
Cost of shares reacquired	(10,423,584)	(22,494,266)	(12,730,234)	(43,608,466)
Net change	(9,223,087)	(18,990,503)	(6,652,322)	(26,538,683)
Institutional shares				
Net proceeds from sale of shares	0	1,316,813	84,960	498,555
Reinvestment of distributions	0	0	4,803	5,065
Cost of shares reacquired	(15,000)	(225,275)	(156,719)	(26,527)
Net change	(15,000)	1,091,538	(66,956)	477,093
Net (decrease) derived from share transactions	(9,238,087)	(17,898,965)	(6,719,278)	(26,061,590)
NET ASSETS				
Beginning of year	86,872,459	108,470,069	158,427,373	184,358,690
End of period	$ 83,973,107	$ 86,872,459	$ 159,187,493	$ 158,427,373
ACCUMULATED UNDISTRIBUTED NET INVESTMENT INCOME	$ 20,776	$ 0	$ 0	$ 6,648
NUMBER OF SHARES				
Retail shares				
Sold	49,042	145,309	282,661	892,914
Shares issued from reinvestment of distributions	0	0	83,108	166,281
Reacquired	(421,730)	(942,809)	(768,267)	(2,715,388)
Net change	(372,688)	(797,500)	(402,498)	(1,656,193)
Institutional shares				
Sold	0	54,772	5,158	30,792
Shares issued from reinvestment of distributions	0	0	290	319
Reacquired	(592)	(9,402)	(9,344)	(1,603)
Net change	(592)	45,370	(3,896)	29,508
Net (decrease) in shares outstanding	(373,280)	(752,130)	(406,394)	(1,626,685)
Outstanding:				
Beginning of year	3,843,394	4,595,524	10,021,772	11,648,457
End of period	3,470,114	3,843,394	9,615,378	10,021,772

See Notes to Financial Statements

31

ADVANCE CAPITAL I, INC.
STATEMENTS OF CHANGES IN NET ASSETS (Continued)

	RETIREMENT INCOME FUND		CORE EQUITY FUND	
	(Unaudited) Six months ended June 30, **2012**	Year ended December 31, **2011**	(Unaudited) Six months ended June 30, **2012**	Year ended December 31, **2011**
INCREASE (DECREASE) IN NET ASSETS				
Operations:				
Net investment income	$ 3,902,164	$ 7,617,795	$ 38,360	$ 54,025
Net realized gain (loss) on investments	6,530,260	(792,210)	418,923	682,115
Net change in unrealized gain (loss) on investments	(1,598,123)	11,586,816	21,325	(923,883)
Net increase (decrease) in net assets resulting from operations	8,834,301	18,412,401	478,608	(187,743)
Distributions to Shareholders:				
Net investment income				
Retail shares	(4,759,299)	(10,467,753)	0	(50,624)
Institutional shares	(11,341)	(23,339)	0	(3,401)
Total distributions to shareholders	(4,770,640)	(10,491,092)	0	(54,025)
Share Transactions:				
Retail shares				
Net proceeds from sale of shares	6,779,223	17,201,977	2,100,668	1,392,026
Reinvestment of distributions	4,642,196	10,212,712	0	49,583
Cost of shares reacquired	(19,204,405)	(64,547,439)	(792,190)	(3,218,697)
Net change	(7,782,986)	(37,132,750)	1,308,478	(1,777,088)
Institutional shares				
Net proceeds from sale of shares	0	0	0	377,773
Reinvestment of distributions	0	0	0	2,702
Cost of shares reacquired	0	0	0	(200,000)
Net change	0	0	0	180,475
Net increase (decrease) derived from share transactions	(7,782,986)	(37,132,750)	1,308,478	(1,596,613)
NET ASSETS				
Beginning of year	263,517,042	292,728,483	9,265,391	11,103,772
End of period	$ 259,797,717	$ 263,517,042	$ 11,052,477	$ 9,265,391
ACCUMULATED UNDISTRIBUTED NET INVESTMENT INCOME	$ 0	$ 0	$ 38,360	$ 0
NUMBER OF SHARES				
Retail shares				
Sold	769,878	1,993,118	206,847	139,885
Shares issued from reinvestment of distributions	525,197	1,185,790	0	5,219
Reacquired	(2,178,628)	(7,523,414)	(78,744)	(321,909)
Net change	(883,553)	(4,344,506)	128,103	(176,805)
Institutional shares				
Sold	0	0	0	36,905
Shares issued from reinvestment of distributions	0	0	0	281
Reacquired	0	0	0	(19,820)
Net change	0	0	0	17,366
Net increase (decrease) in shares outstanding	(883,553)	(4,344,506)	128,103	(159,439)
Outstanding:				
Beginning of year	30,153,415	34,497,921	974,211	1,133,650
End of period	29,269,862	30,153,415	1,102,314	974,211

32

See Notes to Financial Statements

NOTES TO FINANCIAL STATEMENTS (Unaudited)

Note 1. ORGANIZATION OF THE COMPANY

Advance Capital I, Inc. (the "COMPANY") is a Maryland Corporation organized on March 6, 1987 that commenced operations on August 5, 1987. The COMPANY is registered under the Investment Company Act of 1940, as amended, as an open-end, diversified management investment company (a mutual fund) offering shares in the following portfolios: Equity Growth Fund, Balanced Fund, Retirement Income Fund and the Core Equity Fund (collectively the "Funds"). Advance Capital Management, Inc. ("MANAGEMENT" or "Adviser") (a wholly owned subsidiary of Advance Capital Group, Inc.) is the COMPANY's investment adviser.

The Funds offer Retail Class shares and Institutional Class shares, each of which has equal rights and voting privileges with respect to the Fund in general and exclusive voting rights on matters that affect that class alone. The two share classes have different fees and expenses ("class-specific fees and expenses"), primarily due to different arrangements for distribution. Differences in class-specific fees and expenses will result in differences in net investment income and, therefore, the payment of different per-share dividends by each class.

Under the COMPANY's organizational documents, its officers and directors are indemnified against certain liabilities arising out of the performance of their duties to the Funds. In addition, in the normal course of business, the Funds enter into contracts with their vendors and others that provide for general indemnifications. The Funds' maximum exposure under these arrangements is unknown, as this would involve future claims that may be made against the Funds. However, based on experience, the Funds expect that risk of loss to be remote.

Note 2. ACCOUNTING POLICIES

The preparation of financial statements in accordance with accounting principles generally accepted in the United States of America ("GAAP") requires management to make estimates and assumptions that affect the reported amounts of assets and liabilities and disclosure of contingent assets and liabilities at the date of the financial statements and the reported amounts of increases and decreases in net assets from operations during the reporting period. Actual results could differ from these estimates.

The following is a summary of significant accounting policies followed by the COMPANY.

Security Valuation

Equity securities for which exchange quotations are readily available are valued at the last quoted market price at the time the valuations are made and debt securities are valued using prices furnished by an independent third party pricing service. The independent third party pricing service may use a matrix, formula or other objective method that considers the effect of market indices, yield curves and other specific adjustments to determine market price. When reliable market quotations are not readily available or are considered unreliable, securities are priced at their fair value, determined according to procedures adopted by the Board of Directors, which may include using an independent pricing service. Fair value procedures may also be used if the COMPANY determines that a significant event has occurred between the time at which a market price is determined but prior to the time at which a fund's net asset value is calculated. Money market instruments or short-term debt held by the Funds with a remaining maturity of sixty days or less are valued at amortized cost which approximates value.

Fair Value Measurement

As described above, the Funds utilize various methods to measure the fair value of their investments on a recurring basis. GAAP establishes a hierarchy that prioritizes inputs to valuation methods.

33

Note 2. ACCOUNTING POLICIES (Continued)

The three levels of the fair value hierarchy are described below:

Level 1 – quoted prices in active markets for identical securities

Level 2 – other significant observable inputs (including quoted prices for similar securities, interest rates, prepayment speeds, credit risk, etc.)

Level 3 – significant unobservable inputs (including the Funds' own assumptions in determining the fair value of investments.)

The inputs or methodology used for valuing securities are not necessarily an indication of the risk associated with investing in those securities.

The following is a summary of the inputs used to value each Fund's investments as of June 30, 2012:

Valuation Inputs	Equity Growth Fund	Balanced Fund	Retirement Income Fund	Core Equity Fund
Level 1 - Quoted Prices:				
Common Stock*	$77,485,267	$90,500,684	$12,388,749	$10,734,686
Short-term Investments	5,522,395	3,724,394	465,219	325,278
Level 2 - Other Significant Observable Inputs:				
Fixed Income Securities*	0	62,820,565	241,489,670	0
Level 3 - Significant Unobservable Inputs:				
Fixed Income Securities*	0	0	0	0
Total Value of Investments	$83,007,662	$157,045,643	$254,343,638	$11,059,964

* Please refer to the Schedule of Investments to view common stock and fixed income securities segregated by industry type.

** There were no transfers between levels of the fair value hierarchy during the six month period ended June 30, 2012. The Funds did not hold any Level 3 investments during the six month period ended June 30, 2012. It is the Fund's policy to consider transfers into or out of Level 1 and Level 2 as of the end of the reporting period.

34

Note 2. ACCOUNTING POLICIES (Continued)

Allocation of Income, Expenses, Gains and Losses

Income, fees and expenses of the COMPANY (other than class-specific fees and expenses) and realized and unrealized gains and losses are allocated on a daily basis to each class of shares or Fund based upon their relative net assets. Class-specific fees and expenses are charged directly to the respective share class. Fund-specific fees and expenses are charged directly to the respective Fund.

Federal Income Taxes

It is each Fund's policy to meet the requirements to qualify each year as a registered investment company under Subchapter M of the Internal Revenue Code. Each Fund intends to distribute all of its taxable income to its shareholders. Therefore, no federal income tax provision is provided. Capital losses are available to offset future capital gains, if any.

Management has analyzed the Funds' tax positions, and has concluded that no liability for unrecognized tax benefits should be recorded related to uncertain tax positions taken on returns filed for open tax years (2008-2011), or expected to be taken on the Funds' 2012 tax return. The Funds are also not aware of any tax positions for which it is reasonably possible that the total amounts of unrecognized tax benefits will significantly change in the next twelve months. Differences between tax positions taken in a tax return and amounts recognized in the financial statements will generally result in an increase in a liability for taxes payable (or a reduction of a tax refund receivable), including the recognition of any related interest and penalties as an operating expense. During the six months ended, the Funds did not incur any interest or penalties. The Funds are not subject to examination by U.S. federal tax authorities for tax years before 2008.

Dividends

Income dividends in the Balanced Fund and Retirement Income Fund are declared daily, except on Saturdays, Sundays and holidays and are paid monthly on the last business day of the month. Income dividends in the Equity Growth Fund and Core Equity Fund, if any, are declared annually and paid on the last business day of the year. Capital gain distributions, if any, are declared annually and paid in December. Dividends to shareholders are recorded on the ex-dividend date.

The amount of distributions from net investment income and net realized gains are determined in accordance with federal income tax regulations which may differ from generally accepted accounting principles. These "book/tax" differences are either considered temporary or permanent in nature. To the extent these differences are permanent in nature, such amounts are reclassified within the composition of net assets based on their federal tax-basis treatment; temporary differences do not require a reclassification.

Other

Security transactions are accounted for on the trade date, the date the order to buy or sell is executed. Interest income is recorded on the accrual basis. Dividend income is recorded on the ex-dividend date. Premium and discount on fixed income securities are amortized using the effective interest method. Realized gains and losses on security transactions are determined on the specific identification method for book and tax purposes. Paydown gains and losses on mortgage-backed and asset-backed securities are recorded as adjustments to interest income in the Statement of Operations. Net investment losses, for which no carryover is permitted, are offset against paid in capital.

35

Note 3. TRANSACTIONS WITH AFFILIATES

Seizert Capital Partners, LLC ("Seizert") serves as sub-adviser for the Core Equity Fund. Advance Capital Services, Inc. ("SERVICES") (also a wholly owned subsidiary of Advance Capital Group, Inc.) is the distributor of the COMPANY's shares. Advance Capital Group, Inc. ("GROUP") is the COMPANY's Administrator, Transfer Agent and Dividend Disbursing Agent. For services provided by MANAGEMENT, the COMPANY pays a fee on an annual basis equal to .70% of the average daily net assets for the first $500 million and .65% of the average daily net assets exceeding $500 million of the Equity Growth and Balanced Funds and .50% of the average daily net assets for the first $500 million and .45% of the average daily net assets exceeding $500 million of the Retirement Income Fund and .80% of the average daily net assets of the Core Equity Fund. For its services, Seizert is paid a fee by MANAGEMENT on an annual basis equal to .40% of the average daily net assets of the Core Equity Fund. GROUP provides administrative, transfer agent and dividend disbursing agent services to the COMPANY. The COMPANY will compensate SERVICES for expenses incurred in connection with the distribution of Retail Class shares of the Equity Growth, Balanced, Retirement Income and Core Equity, at .25% of each fund's average daily net assets.

The COMPANY was charged investment advisory fees of $1,573,605 by MANAGEMENT for the six months ended June 30, 2012. The COMPANY was charged distribution fees of $649,315 by SERVICES for Retail Class shares for the six months ended June 30, 2012.

Certain officers and directors of GROUP, MANAGEMENT, and SERVICES, are also officers and directors of the COMPANY. Director's fees are only paid to independent directors and consist of a $18,360 annual retainer. The Chairman of the Board receives an additional 50% in compensation.

Note 4. NOTE RECEIVABLE FROM ADVISER

During October 2008, the COMPANY determined it had incorrectly valued the securities purchased with the cash collateral received from the securities lending program resulting in an overstatement of net assets. Reimbursements to the Funds impacted by this error are represented as receivables from the Adviser. The receivables were established as unsecured promissory notes. The terms of the notes include payment over 7 years at an interest rate of 3.5% above the prime rate (prime rate at June 30, 2012:3.25%), reset from time to time as the prime rate changes, with interest and principal payable over 84 monthly installments. The effective date of the notes is January 1, 2009. The notes may be repaid in full or in part at any time without penalty. On December 31, 2010, MANAGEMENT made an additional lump sum payment towards the principal balance of the notes.

Note 5. INVESTMENT PORTFOLIO TRANSACTIONS

The cost of purchases and proceeds from sales of investments, other than short-term obligations and U.S. Government securities, for the six months ended June 30, 2012 were as follows:

	Equity Growth Fund	Balanced Fund	Retirement Income Fund	Core Equity Fund
Purchases	$15,807,916	$40,479,851	$86,171,428	$4,030,279
Sales	30,282,434	49,517,744	94,997,211	2,490,051

At June 30, 2012, the gross unrealized net appreciation and depreciation of securities for financial reporting purposes consisted of the following:

	Equity Growth Fund	Balanced Fund	Retirement Income Fund	Core Equity Fund
Unrealized Appreciation	$13,951,488	$17,375,610	$14,078,758	$1,029,309
Unrealized Depreciation	(2,843,802)	(2,442,384)	(596,626)	(789,864)
Net Unrealized Appreciation	$11,107,686	$14,933,226	$13,482,132	$239,445

36

Note 6. AUTHORIZED SHARES

The COMPANY has one billion authorized shares of common stock, par value of $.001 per share. Each of the COMPANY's portfolios has 150 million shares authorized for Retail Class shares and 100 million shares authorized for Institutional Class shares.

Note 7. FEDERAL INCOME TAX INFORMATION

The tax characteristics of distributions paid to shareholders during the six months ended June 30, 2012 and the year ended December 31, 2011 were as follows:

Six months ended June 30, 2012	Distributions Paid from Ordinary Income	Long Term Capital Gain	Return of Capital	Total Distributions Paid
Equity Growth Fund	$0	$0	$0	$0
Balanced Fund	1,414,990	0	0	1,414,990
Retirement Income Fund	4,770,640	0	0	4,770,640
Core Equity Fund	0	0	0	0

Year ended December 31, 2011	Distributions Paid from Ordinary Income	Long Term Capital Gain	Return of Capital	Total Distributions Paid
Equity Growth Fund	$0	$0	$0	$0
Balanced Fund	2,737,595	0	0	2,737,595
Retirement Income Fund	10,491,092	0	0	10,491,092
Core Equity Fund	54,025	0	0	54,025

At December 31, 2011, capital loss carryovers and their expiration dates were as follows:

	Equity Growth Fund	Balanced Fund	Retirement Income Fund	Core Equity Fund
December 31, 2014	$0	$0	$4,753,678	$0
December 31, 2015	0	0	4,259,949	0
December 31, 2016	0	20,539,050	41,071,960	484,579
December 31, 2017	7,129,633	20,726,535	10,127,592	826,860
December 31, 2018	0	0	3,971,993	0
Nonexpiring Losses-ST	0	0	198,031	0
Nonexpiring Losses-LT	0	0	3,467,476	0
Total	$7,129,633	$41,265,585	$67,850,679	$1,311,439

Under the recently enacted Regulated Investment Company Modernization Act of 2010, the Funds will be permitted to carry forward capital losses incurred in taxable years beginning after December 22, 2010 for an unlimited period. However, any losses incurred during those future taxable years will be required to be utilized prior to the losses incurred in pre-enactment taxable years. As a result of this, pre-enactment capital loss carryforwards may be more likely to expire unused. Additionally, post-enactment capital losses that are carried forward will retain their character as either short-term or long-term capital losses rather than being considered all short-term as under previous law.

37

ADDITIONAL INFORMATION (UNAUDITED)

RESULTS OF ANNUAL SHAREHOLDER VOTE

An Annual Meeting of Shareholders of the COMPANY was held at the Sheraton Detroit Novi, 21111 Haggerty Road, Novi, Michigan, on July 27, 2012, for the following purposes:

1. To elect five Directors to hold office until the next Annual Meeting of Shareholders or until their successors have been elected and qualified.

Directors Elected at Meeting	Votes For
Joseph A. Ahern	21,901,067
Susan E. Burns	21,862,942
Christopher M. Kostiz	21,882,837
Janice E. Loichle	21,841,742
Thomas L. Saeli	21,852,485

2. To ratify the selection of Cohen Fund Audit Services, Ltd. as independent registered public accountants of the COMPANY for the fiscal year ending December 31, 2012.

Votes For:	21,720,579
Votes Against:	35,421
Votes to Abstain:	394,182

MANAGEMENT OF THE FUNDS

Advance Capital I, Inc. is managed by a Board of Directors. The Directors are responsible for managing the company's business affairs and for exercising all the company's powers except those reserved for the shareholders. Officers and Directors of the COMPANY, their addresses, and principal occupations during the last five years, are as follows:

Name and Address	Position(s) & Office(s)	Year Elected*	Principal Occupations During past 5 Years	Number of Portfolios Overseen	Other Directorships Held**
"INTERESTED" DIRECTORS***					
Christopher M. Kostiz One Towne Square Suite 444 Southfield, MI 48076 Age 44	Director and President	2012	President, Advance Capital I, Inc.; Vice President, Advance Capital I, Inc. from prior to 2007 until January 2012; President and Senior Portfolio Manager, Advance Capital Management, Inc.	4	None
"NOT-INTERESTED" DIRECTORS					
Joseph A. Ahern One Towne Square Suite 444 Southfield, MI 48076 Age 54	Director Independent Chairman	1995 2005	Attorney; President and Shareholder; Ahern Fluery since March 2009; Attorney; President and Shareholder; Stark, Reagan, P.C., from prior to 2006 until March 2009 (law firms)	4	None
Susan E. Burns One Towne Square Suite 444 Southfield, MI 48076 Age 50	Director	2008	President, St. John Health Foundation since July 2008; President, Wayne State University Foundation and Vice President, Development and Alumni Affairs from prior to 2006 until July 2008	4	None

38

MANAGEMENT OF THE FUND (Continued)

Name and Address	Position(s) & Office(s)	Year Elected*	Principal Occupations During past 5 Years	Number of Portfolios Overseen	Other Directorships Held**
Janice E. Loichle One Towne Square Suite 444 Southfield, MI 48076 Age 64	Director	2001	Retired; Former Vice President, Chief Integration Officer and Chief of Local Exchange Operations, XO Communications, Inc. (formerly NEXTLINK Communications); President, NEXTLINK Solutions (telecommunications)	4	None
Thomas L. Saeli One Towne Square Suite 444 Southfield, MI 48076 Age 55	Director	2000	Chief Executive Officer, JRB Enterprises, Inc. since March 2011 (manufacturing); Chief Executive Officer, Noble International, Ltd., from March 2006 to April 2009; Vice President-Corporate Development, Lear Corporation, from prior to 2006 until March 2006 (automotive suppliers)	4	Noble International, Ltd. (2006 to 2009); Ultralife Corporation (2010 to date)
OTHER OFFICERS					
Joseph R. Theisen One Towne Square Suite 444 Southfield, MI 48076 Age 51	Vice President	2012	Vice President, Advance Capital I, Inc.; President, Advance Capital Group, Inc.; President, Advance Capital Services, Inc.	4	None
Kathy J. Harkleroad One Towne Square Suite 444 Southfield, MI 48076 Age 59	Vice President, Chief Compliance Officer and Secretary	1996	Vice President, Chief Compliance Officer and Secretary, Advance Capital I, Inc. and Advance Capital Group, Inc.; Marketing Director, Advance Capital Services, Inc.	4	None
Julie A. Katynski One Towne Square Suite 444 Southfield, MI 48076 Age 46	Vice President and Assistant Secretary Treasurer	2003 2012	Vice President - Finance, Assistant Secretary & Treasurer, Advance Capital I, Inc. and Advance Capital Group, Inc.	4	None

*There is no set term of office for Directors and Officers. The Independent Directors have adopted a retirement policy, which calls for the retirement of Directors in the year in which they reach the age of 70.

**This column includes only directorships of companies required to register or file reports with the Commission under the Securities Exchange Act of 1934 (that is, "public companies") or other investment companies registered under the 1940 Act.

***Officers of the Funds are "interested persons" as defined in the Investment Company Act of 1940.

39

EXPENSE EXAMPLES:

As a shareholder of the Advance Capital I, Inc. Funds, you incur ongoing costs, including management fees; distribution (and/or service) 12b-1 fees; and other Fund expenses. This example is intended to help you understand your ongoing costs (in dollars) of investing in the Advance Capital I, Inc. Funds and to compare these costs with the ongoing costs of investing in other mutual funds.

The example is based on an investment of $1,000 invested at the beginning of the period and held for the entire period from January 1, 2012 through June 30, 2012.

ACTUAL EXPENSES

The table below provides information about actual account values and actual expenses. You may use the information below, together with the amount you invested, to estimate the expenses that you paid over the period. Simply divide your account value by $1,000 (for example, an $8,600 account value divided by $1,000 = 8.6), then multiply the result by the number in the table under the heading entitled "Expenses Paid During Period" to estimate the expenses you paid on your account during the period.

	Beginning Account Value 1/1/12	Ending Account Value 6/30/12	Expense Paid During Period* 1/1/12 - 6/30/12	Expense Ratio During Period 1/1/12 - 6/30/12
Equity Growth Fund				
Retail shares	$1,000.00	$1,070.80	$5.61	1.09%
Institutional shares	1,000.00	1,072.30	4.33	0.84%
Balanced Fund				
Retail shares	$1,000.00	$1,056.50	$5.47	1.07%
Institutional shares	1,000.00	1,057.30	4.19	0.82%
Retirement Income Fund				
Retail shares	$1,000.00	$1,034.60	$4.40	0.87%
Institutional shares	1,000.00	1,034.70	3.14	0.62%
Core Equity Fund				
Retail shares	$1,000.00	$1,054.70	$6.64	1.30%
Institutional shares	1,000.00	1,055.20	5.37	1.05%

*Expenses are equal to the average account value times each Fund's annualized expense ratio multiplied by the number of days in the most recent fiscal half-year divided by the number of days in the fiscal year.

40

HYPOTHETICAL EXAMPLE FOR COMPARISON PURPOSES

The table below provides information about the hypothetical values and hypothetical expenses based on each Advance Capital I, Inc. Funds' actual expense ratio and an assumed rate of return of 5% per year before expenses, which is not the Fund's actual return. The hypothetical account values and expenses may not be used to estimate the actual ending account balance or expenses you paid for the period. You may use this information to compare this 5% hypothetical example with the 5% hypothetical examples that appear in the shareholder reports of other funds.

Please note that the expenses shown in the table are meant to highlight your ongoing costs only. Therefore, the table is useful in comparing ongoing costs only, and will not help you determine the relative total costs of owning different funds.

	Beginning Account Value 1/1/12	Ending Account Value 6/30/12	Expense Paid During Period* 1/1/12 - 6/30/12	Expense Ratio During Period 1/1/12 - 6/30/12
Equity Growth Fund				
Retail shares	$1,000.00	$1,019.44	$5.47	1.09%
Institutional shares	1,000.00	1,020.69	4.22	0.84%
Balanced Fund				
Retail shares	$1,000.00	$1,019.54	$5.37	1.07%
Institutional shares	1,000.00	1,020.79	4.12	0.82%
Retirement Income Fund				
Retail shares	$1,000.00	$1,020.54	$4.37	0.87%
Institutional shares	1,000.00	1,021.78	3.12	0.62%
Core Equity Fund				
Retail shares	$1,000.00	$1,018.40	$6.52	1.30%
Institutional shares	1,000.00	1,019.64	5.27	1.05%

*Expenses are equal to the average account value times each Fund's annualized expense ratio multiplied by the number of days in the most recent fiscal half-year divided by the number of days in the fiscal year.

PROXY VOTING

The policies and procedures that Advance Capital I, Inc. uses to determine how to vote proxies relating to portfolio securities is available on the SEC's website at www.sec.gov. Information on how the Funds voted proxies relating to portfolio securities during the 12 month period ended June 30, 2012 is available at (1) without charge, upon request, by calling (800) 345-4783, and (2) on the SEC's website at www.sec.gov.

QUARTERLY PORTFOLIO SCHEDULE

The Advance Capital I, Inc. Funds file with the SEC a complete schedule of its portfolio holdings as of the close of the first and third quarters of its fiscal year, on "Form N-Q". These filings are available on the SEC's website at www.sec.gov and may be reviewed and copied at the SEC's Public Reference Room in Washington, D.C. (Call 1-800-SEC-0330 for information on the operation of the Public Reference Room.) This information is also available without charge, upon request, by calling (800) 345-4783.

41

Advance Capital I, Inc.

ADVANCE CAPITAL I

Semi-Annual Report
June 30, 2012

Investment Advisor:
Advance Capital Management, Inc.
One Towne Square, Suite 444
Southfield, Michigan 48076

Sub-Advisor:
(Core Equity Fund)
Seizert Capital Partners, LLC
185 West Oakland
Birmingham, MI 48009

Distributor:
Advance Capital Services, Inc.
P.O. Box 3144
Southfield, Michigan 48037

Administrator and Transfer Agent:
Advance Capital Group, Inc.
P.O. Box 3144
Southfield, Michigan 48037

Custodian:
Fifth Third Bank
38 Fountain Square Plaza
Cincinnati, Ohio 45263

Officers:
Christopher M. Kostiz, President
Joseph R. Theisen, Vice President
Kathy J. Harkleroad, Vice President,
Chief Compliance Officer & Secretary
Julie A. Katynski, Vice President, Treasurer & Assistant Secretary

Board of Directors:
Joseph A. Ahern
Susan E. Burns
Christopher M. Kostiz
Janice E. Loichle
Thomas L. Saeli

AN INVESTMENT COMPANY
WITH FOUR FUNDS

Equity Growth Fund
Balanced Fund
Retirement Income Fund
Core Equity Fund

Item 2.  Code of Ethics.

Not applicable for the semi-annual report.

Item 3.  Audit Committee Financial Expert.

Not applicable for the semi-annual report.

Item 4.  Principal Accountant Fees and Services.

Not applicable for the semi-annual report.

Item 5.  Audit Committee of Listed Registrant.

Not applicable because registrant’s shares are not listed for trading on a national securities exchange.

Item 6.  Schedule of Investments.

Schedule I - Investments in securities of unaffiliated issuers is included as part of the report to shareholders filed under Item I of this Form.

Item 7.  Disclosure of Proxy Voting Policies and Procedures for Closed-end Management Investment Companies.

Not applicable for open-end investment companies.

Item 8.  Portfolio Managers of Closed-End Management Investment Companies.

Not applicable for open-end investment companies.

Item 9.  Purchases of Equity Securities by Closed-End Management Investment Company and Affiliated Purchasers.

Not applicable for open-end investment companies.

Item 10.  Submission of Matters to a Vote of Security Holders.

Not applicable.

Item 11.  Controls and Procedures.

(a)

The Company maintains a system of disclosure controls and procedures that are designed to provide reasonable assurance that information required to be disclosed in its reports filed or submitted under the Investment Company Act of 1940, as amended (the “1940 Act”), is recorded, processed, summarized and reported within the time periods specified in the SEC’s rules and forms, and that such information is accumulated and communicated to management to allow timely decisions regarding required disclosures.  The Company’s principal executive officer and principal financial officer, or persons performing similar functions, have concluded that the registrant’s disclosure controls and procedures (as defined in Rule 30a-3(c) under the 1940 Act) are effective, based on their evaluation of the disclosure controls and procedures as of June 30, 2012, a date that is within 90 days of the filing date of this report.

(b)

here were no significant changes in the registrant's internal control over financial reporting (as defined in Rule 30a-3(d) under the 1940 Act (17 CFR 270.30a-3(d))) that occurred during the registrant's second fiscal quarter of the period covered by this report that has materially affected, or is reasonably likely to materially affect, the registrant's internal control over financial reporting.

Item 12.  Exhibits.

(a)(1)

Not applicable.

(a)(2)

Certification pursuant to Rule 30a-2(a) under the 1940 Act and Section 302 of the Sarbanes-Oxley Act of 2002 (filed herewith).

(a)(3)

Not applicable.

(b)

Certification  pursuant to Rule 30a-2(b) under the 1940 Act and Section 906 of the Sarbanes-Oxley Act of 2002 (filed herewith).

SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

ADVANCE CAPITAL I, INC.

By:   /s/ Christopher M. Kostiz

Christopher M. Kostiz, President

(principal executive officer)

Date: September 7, 2012

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities on the dates indicated.

By:   /s/ Christopher M. Kostiz

Christopher M. Kostiz, President

(principal executive officer)

Date: September 7, 2012

By:   /s/ Julie A. Katynski

Julie A. Katynski, Vice President, Treasurer & Assistant Secretary

(principal financial officer)

Date: September 7, 2012